                                                      Registration No. 333-13087
      As filed with the Securities and Exchange Commission on April 28, 2000


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                           Post-Effective Amendment No. 6
                                         To
                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2


A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Ellen B. King
          Secretary
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Josephine Cicchetti, Esq.
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St., N.W.
          Washington, D.C. 20007-0805

          It is proposed that this filing will become effective (check appropriate box)

         [_]   immediately upon filing pursuant to paragraph (b)
         [X]   on May 1, 2000 pursuant to paragraph (b)
         [_]   60 days after filing pursuant to paragraph (a)(1)
         [_]   on (date) pursuant to paragraph (a)(1) of Rule 485.
         [_]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title of securities being registered:

          Flexible Premium Variable Universal Life Insurance Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this registration statement.

         [_] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------
     1         Cover Page
               The Variable Account
     2         Cover Page
               About Who We Are
     3         Cover Page
               About Who We Are
     4         Distribution of Policy.
     5         The Variable Account
     6         Not Applicable
     7         Not Applicable
     8         Other Information
                    Financial Statements
     9         Legal Proceedings
     10        Summary of Policy
               The Variable Account
               About the Policy
                    Premium Payments
                    Death Benefit
                    Account Value
                    Accessing Your Account Value
                    Cash Surrender Value Payable Upon Maturity
                    Charges, Deductions and Refunds
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
               Voting Rights
               Federal Tax Considerations
     11        Summary of Policy
               The Variable Account
               The Funds
     12        Summary of Policy
               The Funds
     13        Summary of Policy
               The Funds
                    Fees and Expenses of the Funds
               About the Policy
                    Charges, Deductions and Refunds
               Distribution of Policy
     14        About the Policy
                    Application and Issuance
     15        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     16        About the Policy
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Accessing Your Account Value
     17        About the Policy
                    Free Look Period

                    Accessing Your Policy's Account Value
     18        The Variable Account
               About the Policy
                    Account Value
     19        About the Policy
                    Other Policy Provisions
                         Reports to Policy owners
     20        Not Applicable
     21        About the Policy
                    Death Benefit
                         Policy Proceeds
                    Account Value
                         Account Value in the Loan Account
                    Accessing Your Account Value
                         Policy Loans
     22        Not Applicable
     23        Our Directors and Executive Officers
     24        Not Applicable
     25        About Who We Are
     26        Not Applicable
     27        About Who We Are
     28        About Who We Are
               Our Directors and Executive Officers
     29        About Who We Are
     30        Not Applicable
     31        Not Applicable
     32        Not Applicable
     33        Not Applicable
     34        Not Applicable
     35        Distribution of Policy
     36        Not Applicable
     37        Not Applicable
     38        Distribution of Policy
     39        Distribution of Policy
     40        Not Applicable
     41        Distribution of Policy
     42        Not Applicable
     43        Not Applicable
     44        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Charges, Deductions and Refunds
                         Reduction of Charges
     45        Not Applicable
     46        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     47        Not Applicable
     48        About Who We Are
               The Variable Account
     49        Not Applicable
     50        The Variable Account
     51        Cover Page
               About the Policy
                    Premium Payments

                    Death Benefit
                    Account Value
                    Charges, Deductions and Refunds
                    Accessing Your Account Value
                    Other Policy Provisions
     52        The Variable Account
               About the Policy
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
     53        Federal Tax Considerations
                    Our Tax Status
     54        Not Applicable
     55        Not Applicable
     56        Not Applicable
     57        Not Applicable
     58        Not Applicable
     59        Other Information
                    Financial Statements


                    REGISTRATION STATEMENT ON FORM S-6

                             PART I - PROSPECTUS

Attached hereto and made a part hereof is a Prospectus dated May 1, 2000.

Sun Life of Canada

                                                                      PROSPECTUS

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 432-1102 Ext. 2438

                           SUN LIFE CORPORATE VUL-SM-

          A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

    This prospectus describes a variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US") through Sun Life of Canada (U.S.) Variable Account G (the "VARIABLE ACCOUNT"), one of our separate accounts. The Policy allows "YOU," the policyowner, within certain limits, to:

    - Choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

    -   Choose the amount and timing of premium payments;

    - Allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

    - Access your Policy's Account Value through policy loans and partial surrenders or a full surrender.

    This prospectus contains important information you should understand before purchasing a Policy. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2000

                               TABLE OF CONTENTS

          TOPIC                                                         PAGE
          -----                                                         ----
          Summary of Policy...........................................    1
          About Who We Are............................................    7
          The Variable Account........................................    7
          The Funds...................................................    8
            Discontinued Funds........................................   10
            Fees and Expenses of the Funds............................   11
            Potential Conflicts.......................................   11
          About the Policy............................................   12
            Application and Issuance..................................   12
              Death Benefit Compliance Test...........................   13
              Initial Premium Payment.................................   13
              Effective Date of Coverage..............................   13
              Insurable Interest Requirement..........................   14
            Free Look Period..........................................   14
            Premium Payments..........................................   15
              General Limitations.....................................   15
              Guideline Premium Test Limitations......................   15
              Planned Periodic Premiums...............................   15
              Allocation of Net Premium...............................   16
              Modified Endowment Contracts............................   16
            Additional Protection Benefit Rider (APB Rider)...........   16
            Death Benefit.............................................   17
              Policy Proceeds.........................................   17
              Death Benefit Options...................................   17
              Changes in the Death Benefit Option.....................   18
              APB Rider Death Benefit.................................   19
              Minimum Face Amount.....................................   19
              Changes in Face Amount..................................   19
              Increases in Face Amount................................   19
              Decreases in Face Amount................................   19
            Account Value.............................................   20
              Account Value in the Sub-Accounts.......................   21
              Net Investment Factor...................................   22
              Account Value in the Loan Account.......................   22
              Insufficient Value......................................   23
              Grace Period............................................   23
              Splitting Units.........................................   23
            Transfer Privileges.......................................   23
            Accessing Your Account Value..............................   24
              Surrender...............................................   24

                        II                            SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          -----                                                         ----
              Partial Surrenders......................................   24
              Policy Loans............................................   25
              Deferral of Payment.....................................   25
            Cash Surrender Value Payable upon Maturity................   26
            Charges, Deductions and Refunds...........................   26
              Expense Charges Applied to Premium......................   26
              Sales Load Refund at Surrender..........................   27
              Mortality and Expense Risk Charge.......................   27
              Monthly Expense Charge..................................   27
              Monthly Cost of Insurance...............................   27
              Reduction of Charges....................................   28
            Termination of Policy.....................................   28
            Other Policy Provisions...................................   28
              Alteration..............................................   28
              Assignments.............................................   29
              Rights of Owner.........................................   29
              Rights of Beneficiary...................................   29
              Reports to Policyowners.................................   29
              Illustrations...........................................   30
              Conversion..............................................   30
              Misstatement of Age or Sex..............................   30
              Suicide.................................................   30
              Incontestability........................................   30
              Addition, Deletion or Substitution of Investments.......   31
              Nonparticipating........................................   31
              Modification............................................   31
              Entire Contract.........................................   31
          Performance Information.....................................   32
          Voting Rights...............................................   33
          Distribution of Policy......................................   34
          Federal Tax Considerations..................................   35
            Our Tax Status............................................   35
            Taxation of Policy Proceeds...............................   35
          Our Directors and Executive Officers........................   39
          Other Information...........................................   44
            State Regulation..........................................   44
            Legal Proceedings.........................................   44
            Experts...................................................   44
            Accountants...............................................   44
            Registration Statements...................................   45
            Incorporation of Certain Documents by Reference...........   45
          Financial Statements........................................   45


                        III                           SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          -----                                                         ----
          Appendix A--Glossary of Policy Terms........................  A-1
          Appendix B--Hypothetical Illustrations of Cash Surrender
            Values, Account Values and Death Benefits.................  B-1

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE UNDERLYING MUTUAL FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        IV                            SUN LIFE CORPORATE VUL-SM-

 THIS SUMMARY IS                          SUMMARY OF POLICY
 QUALIFIED BY          USE OF POLICY
 REFERENCE TO THIS         The Policy is designed primarily to provide
 PROSPECTUS IN ITS     corporations and other entities life insurance coverage
 ENTIRETY.             on employees or other persons in whose lives they have
                       an insurable interest, and may be used in connection
 Appendix A contains   with various types of non- tax-qualified executive
 a glossary of policy  benefit plans.
 terms used in this    THE VARIABLE ACCOUNT
 prospectus.

                       - We have established a separate account, the Variable Account, to fund the variable insurance benefits under the Policy.

                       - The assets of the Variable Account are insulated from the claims of our general creditors.

                       - The Variable Account is divided into 36 Sub-Accounts, each of which invests exclusively in shares of a corresponding mutual fund.

                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the available Sub-Accounts.

                       - You may transfer amounts from one Sub-Account to another.

                       FEES AND EXPENSES OF THE UNDERLYING FUNDS


 You should read the   You will indirectly bear the costs of investment
 underlying funds'     management fees and other expenses paid from the assets
 prospectuses before   of the underlying funds you select. The following table
 investing.            shows the fees and expenses paid by the funds as a
                       percentage of average net assets based on information for the year ended December 31, 1999. This information was provided by the funds and we have not independently verified it. The funds' fees and expenses are more fully described in the fund prospectuses which accompany this prospectus. You should read them before investing.


                                                      SUN LIFE CORPORATE VUL-SM-

                                         ANNUAL FUND EXPENSES
                        (as a percentage of underlying fund average net assets)


                                                                                             TOTAL ANNUAL
                                                          MANAGEMENT         OTHER          FUND OPERATING
                                                             FEES           EXPENSES           EXPENSES
                                                          ----------        --------        --------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------
    AIM V.I. Capital Appreciation Fund                       0.62%            0.11%               0.73%
    AIM V.I. Value Fund                                      0.61%            0.15%               0.76%

DREYFUS VARIABLE INVESTMENT FUND
--------------------------------------------------
    Dreyfus VIF Appreciation Portfolio                       0.75%            0.03%               0.78%
    Dreyfus VIF Growth and Income Portfolio                  0.75%            0.04%               0.79%
    Dreyfus VIF Quality Bond Portfolio                       0.65%            0.09%               0.74%
    Dreyfus VIF Small Cap Portfolio                          0.75%            0.03%               0.78%

DREYFUS STOCK INDEX FUND                                     0.25%            0.01%               0.26%
--------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------
    VIP Equity-Income Portfolio                              0.48%            0.08%               0.56%  (1)(a)
    VIP Growth Portfolio                                     0.58%            0.07%               0.65%  (1)(a)
    VIP High Income Portfolio                                0.58%            0.11%               0.69%
    VIP Money Market Portfolio                               0.18%            0.09%               0.27%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------
    VIP II Asset Manager: Growth Portfolio                   0.58%            0.12%               0.70%  (1)(a)
    VIP II Contrafund Portfolio                              0.58%            0.07%               0.65%  (1)(a)
    VIP II Index 500 Portfolio                               0.24%            0.04%               0.28%  (1)(b)
    VIP II Investment Grade Bond Portfolio                   0.43%            0.11%               0.54%

J.P. MORGAN SERIES TRUST II
--------------------------------------------------
    J.P. Morgan Bond Portfolio                               0.30%            0.45%               0.75%  (3)
    J.P. Morgan Small Company Portfolio                      0.60%            0.55%               1.15%  (3)
    J.P. Morgan U.S. Disciplined Equity Portfolio            0.35%            0.50%               0.85%  (3)

MFS/SUN LIFE SERIES TRUST
--------------------------------------------------
    Capital Appreciation Series                              0.71%            0.05%               0.76%  (4)
    Emerging Growth Series                                   0.70%            0.05%               0.75%  (4)
    Global Growth Series                                     0.90%            0.11%               1.01%  (5)
    Government Securities Series                             0.55%            0.06%               0.61%  (4)
    Massachusetts Investors Growth Stock Series              0.75%            0.08%               0.83%  (4)
    Massachusetts Investors Trust Series                     0.55%            0.04%               0.59%  (5)
    Money Market Series                                      0.50%            0.07%               0.57%  (4)
    Research Series                                          0.70%            0.05%               0.75%  (4)
    Total Return Series                                      0.65%            0.04%               0.69%  (4)
    Utilities Series                                         0.75%            0.07%               0.82%  (4)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------
    Limited Maturity Bond Portfolio                          0.65%            0.11%               0.76%
    Mid-Cap Growth Portfolio                                 0.85%            0.15%               1.00%  (2)
    Partners Portfolio                                       0.80%            0.07%               0.87%

SUN CAPITAL ADVISERS TRUST
--------------------------------------------------
    Investment Grade Bond Fund                               0.60%            0.15%               0.75%  (6)
    Real Estate Fund                                         0.95%            0.30%               1.25%  (6)


                          2                           SUN LIFE CORPORATE VUL-SM-

                                                                                             TOTAL ANNUAL
                                                          MANAGEMENT         OTHER          FUND OPERATING
                                                             FEES           EXPENSES           EXPENSES
                                                          ----------        --------        --------------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------------
    T. Rowe Price Equity Income Portfolio                    0.85%            0.00%               0.85%  (5)
    T. Rowe Price New America Growth Portfolio               0.85%            0.00%               0.85%  (5)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------
    Templeton Growth Securities Fund: Class 1                0.83% (7)        0.05%               0.88%  (8)

NOTES
--------------------------------------------------



(1) (a) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .66% for Growth Portfolio, .67% for Contrafund Portfolio, and .71% for Asset Manager: Growth Portfolio.



(1) (b) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management, other expenses and total expenses would have been .24%, .10%, and .34% respectively.



(2) Expenses reflect expense reimbursement. Neuberger Berman Management, Inc.
(NBMI) has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 1999 would have been 1.08% for the Mid-Cap Growth Portfolio.



(3) The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York, an affiliate of Morgan, to reimburse the trust to the extent certain expenses exceed in any fiscal year 0.75%, 0.85%, 1.15% of the average daily net assets of the J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been 0.75% for the J.P. Morgan Bond Portfolio, 0.87% for the J.P. Morgan U.S. Disciplined Equity Portfolio, 2.57% for the J.P. Morgan Small Company Portfolio.



(4) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). Any such fee reductions are not reflected under "Other Expenses". Had these fees been taken into account, "Total Annual Fund Operating Expenses" for certain series would have been lower, as follows: 0.75% for the Capital Appreciation Series, and 0.81% for the Utilities Series.



(5) "Management Fees" include other operating expenses.



(6) The investment adviser for the Sun Capital Funds has voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. For the year ended December 31, 1999, the Adviser waived all investment advisory fees. Absent any such waiver or reimbursement, "Management Fees", "Other Expenses", and "Total Fund Annual Expenses" for the year ended December 31, 1999 were 0.60%, 1.38% and 1.98% for the Sun Capital Investment Grade Bond Fund; and 0.95%, 2.44%, and 3.39% for the Sun Capital Real Estate Fund. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued any time after May 1, 2001. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.



(7) The fund administration fee is paid indirectly through the management fee.



(8) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based in the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating Expenses 0.85%.


                          3                           SUN LIFE CORPORATE VUL-SM-

                       FREE LOOK PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive your Policy.

                       PREMIUM PAYMENTS

                       - You must make an initial minimum premium payment, the amount of which will vary based on the amount of life insurance coverage you request and other factors, including the insured's age, sex and health.

                       - Thereafter, you may choose the amount and timing of premium payments, within certain limits.

                       - We allocate your net premium payments among the Policy's investment options in accordance with your instructions.

                       ADDITIONAL PROTECTION BENEFIT RIDER

                       - You may use this rider to obtain additional life insurance coverage on the insured.

                       - We deduct the rider's cost from your Account Value on a monthly basis.

                       DEATH BENEFIT COMPLIANCE TEST

                       - To be eligible to receive favorable tax treatment under applicable federal tax law, your Policy must be subject to one of the following legal standards--

                           -   the Guideline Premium Test, or

                           -   the Cash Value Accumulation Test

                       - You choose the applicable test, but once made, you may not change your election.

                       DEATH BENEFIT

                       - If the Guideline Premium Test applies, you have a choice of two death benefit options--

                          4                           SUN LIFE CORPORATE VUL-SM-

 SPECIFIED FACE        -  the SPECIFIED FACE AMOUNT (Option A), or
 AMOUNT is the amount      -  the Specified Face Amount plus your Account Value
 of life insurance           (Option B).
 coverage you          -  You may change your death benefit option on any
 request, exclusive      Policy Anniversary, subject to our underwriting
 of any coverage         rules then in effect.
 added by rider.

                       - If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

                       -   After the first Policy Year, you may--

                           -   increase the Specified Face Amount
                               and, if applicable, the APB Rider Face
                               Amount, subject to satisfactory
                               evidence of the insured's
                               insurability; or

                           -   decrease the Specified Face Amount
                               and, if applicable, the APB Rider Face
                               Amount, provided that neither the
                               Specified Face Amount nor the Total
                               Face Amount after the decrease may be
                               less than certain minimum amounts, as
                               specified in your Policy.

                       ACCOUNT VALUE

                       -   Your Account Value will reflect--

                           -   the premiums you pay;

                           -   the investment performance of the
                               Sub-Accounts you select;

                           -   any loans, loan repayments and partial
                               surrenders; and

                           -   the charges we deduct under the
                               Policy.

                       ACCESSING YOUR ACCOUNT VALUE

 CASH SURRENDER VALUE  -  You may borrow from us using your Account Value as
 is your Account           collateral.
 Value, less any out-  -  You may surrender your Policy for its CASH SURRENDER
 standing Policy           VALUE.
 Debt, plus any sales  -  You may make a partial surrender of only a portion of
 load refund due at        the Cash Surrender Value once per year after your
 surrender.                Policy has been in force for one year.

                          5                           SUN LIFE CORPORATE VUL-SM-

 A partial surrender   POLICY CHARGES, DEDUCTIONS AND REFUNDS
 may cause a decrease      -  EXPENSE CHARGES APPLIED TO PREMIUM--We deduct
 in Total Face Amount        from each premium payment--
 if the amount of the      -  a charge to cover applicable premium taxes, which
 death benefit minus         varies by state but is guaranteed not to exceed 4%
 your Account Value          for all states except Kentucky for which the
 after the partial           guaranteed maximum rate is 9%;
 surrender exceeds         -  a 1.25% charge to cover our federal tax
 the amount of the           obligations with respect to the Policy; and
 death benefit minus       -  a 8.75% sales load up to a specified amount of
 your Account Value          premium and a 2.25% sales load on amount in excess
 before the partial          of that target amount for premiums paid during the
 surrender.                  first seven Policy Years, after which there is no
                             sales load charge.

                       - SALES LOAD REFUND AT SURRENDER--If you surrender your Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered your Policy.


                       - MORTALITY AND EXPENSE RISK CHARGES--We deduct a daily charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum daily rate is equivalent to an annual rate of 0.90% of assets. Our current daily rates are equivalent to annual rates of--

                           -   0.60% for Policy Years 1 through 10;

                           -   0.20% for Policy Years 11 through 20;
                               and

                           -   0.10% thereafter.

                       - MONTHLY DEDUCTIONS--We deduct a charge each month from your Account Value to cover administrative expenses relating to your Policy, which is guaranteed not to exceed $13.75 per month. Our current charges are $13.75 per month for the first policy year and $7.50 per month thereafter.

                       - MONTHLY COST OF INSURANCE--We deduct a monthly charge from your Account Value to cover our anticipated costs for providing your insurance coverage.

                       - REDUCTION OF CHARGES--We reserve the right to reduce any of our charges and deductions with respect to sales of the Policy involving certain group arrangements based on our expectations of cost savings and our claims experience.

                          6                           SUN LIFE CORPORATE VUL-SM-

                       WHAT IF CHARGES AND DEDUCTIONS EXCEED ACCOUNT VALUE?

                           Your Policy may terminate if your Account Value at
                       the beginning of any Policy Month is insufficient to pay all charges and deductions then due. When and if this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy.


 We are an indirect,                       ABOUT WHO WE ARE
 wholly- owned             Sun Life Assurance Company of Canada (U.S.) is a
 subsidiary of Sun     stock life insurance company incorporated under the laws
 Life Assurance        of Delaware on January 12, 1970. Our executive office
 Company of Canada,    mailing address is One Sun Life Executive Park,
 ("Sun Life            Wellesley Hills, Massachusetts 02481. We do business in
 (Canada)").           48 states, the District of Columbia and Puerto Rico, and
                       we have an insurance company subsidiary that does business in New York. We issue individual and group life insurance policies and annuity contracts.

                           We are an indirect, wholly-owned subsidiary of Sun
                       Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila Stock Exchanges.


                                       THE VARIABLE ACCOUNT

                           Sun Life of Canada (U.S.) Variable Account G is one
                       of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies we issue.

                          7                           SUN LIFE CORPORATE VUL-SM-

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

 The assets of the             We will at all times maintain assets in the
 Variable Account are  Variable Account with a total market value at least
 insulated from our    equal to the reserves and other liabilities relating to
 general liabilities.  the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. The obligations under the Policy are, however, our general corporate obligations.

 The Variable Account          The Variable Account is registered with the
 is registered with    Securities and Exchange Commission under the Investment
 the SEC.              Company Act of 1940 as a unit investment trust. That
                       registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

                           The Variable Account may be deregistered if
                       registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

 The Variable Account          The Variable Account is divided into 36
 has 36 Sub-Accounts.  Sub-Accounts. Each Sub-Account invests exclusively in
 Each Sub-Account      shares of a corresponding investment portfolio of a
 invests exclu-        registered investment company (commonly known as a
 sively in shares of   mutual fund). We may in the future add new or delete
 a corresponding       existing Sub-Accounts. The income, gains or losses,
 mutual fund.          realized or unrealized, from assets allocated to each
                       Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

                                            THE FUNDS


 The Fund                      The Policy currently offers 32 mutual fund
 Prospectuses which    options, which are briefly described below. More
 accompany this pro-   comprehensive information, including a discussion of
 spectus contain more  potential risks, is found in the current prospectuses
 information about     for the Funds which accompany this prospectus (the "Fund
 the funds.            Prospectuses"). You should read the Fund Prospectuses
                       before investing.


                        8                             SUN LIFE CORPORATE VUL-SM-

                           AIM VARIABLE INSURANCE FUNDS--is advised by A I M
                       Advisors, Inc. The available investment portfolios are--


                           -   AIM V.I. Capital Appreciation Fund

                           -   AIM V.I. Value Fund

                           DREYFUS STOCK INDEX FUND--is advised by the Dreyfus
                       Corporation.

                           DREYFUS VARIABLE INVESTMENT FUND--is advised by the
                       Dreyfus Corporation. The available investment portfolios are--


                           -   Dreyfus VIF Appreciation Portfolio



                           -   Dreyfus VIF Growth and Income
                               Portfolio



                           -   Dreyfus VIF Quality Bond Portfolio



                           -   Dreyfus VIF Small Cap Portfolio


                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND--is advised
                       by Fidelity Management & Research Company ("FMR"); affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           -   VIP High Income Portfolio


                           -   VIP Equity-Income Portfolio


                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--is
                       advised by FMR; affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           -   VIP II Asset Manager: Growth Portfolio

                           -   VIP II Contrafund Portfolio (a growth
                               portfolio)


                           FRANKLIN TEMPLETON VARIABLE PRODUCTS INSURANCE
                       TRUST--The available investment portfolio, which is advised by Templeton Global Advisors Limited, is--



                           -   Templeton Growth Securities Fund:
                               Class 1 (a global equity fund)


                           J.P. MORGAN SERIES TRUST II--is advised by J.P.
                       Morgan Investment Management Inc. The available investment portfolios are--

                           -   J.P. Morgan Bond Portfolio


                           -   J.P. Morgan Small Company Portfolio



                           -   J.P. Morgan U.S. Disciplined Equity
                               Portfolio


                        9                             SUN LIFE CORPORATE VUL-SM-

                           MFS/SUN LIFE SERIES TRUST--is advised by MFS
                       Investment Management ("MFS"), one of our affiliates. The available investment portfolios are--


                           -   Capital Appreciation Series

                           -   Emerging Growth Series

                           -   Global Growth Series

                           -   Government Securities Series

                           -   Massachusetts Investors Growth Stock
                               Series

                           -   Massachusetts Investors Trust Series
                               (a conservative growth series)

                           -   Money Market Series

                           -   Research Series (a growth series)

                           -   Total Return Series

                           -   Utilities Series


                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST-- is
                       advised by Neuberger Berman Management Inc. The available investment portfolios are--


                           -   Limited Maturity Bond Portfolio

                           -   Mid-Cap Growth Portfolio

                           -   Partners Portfolio (a capital growth
                               portfolio)


                           SUN CAPITAL ADVISERS TRUST--is advised by Sun Capital
                       Advisers, Inc., one of our affiliates. The available investment portfolios are--


                           -   Investment Grade Bond Fund

                           -   Real Estate Fund

                           T. ROWE PRICE EQUITY SERIES, INC.--is advised by T.
                       Rowe Price Associates, Inc. The available investment portfolios are--

                           -   T. Rowe Price Equity Income Portfolio

                           -   T. Rowe Price New America Growth
                               Portfolio

                       DISCONTINUED FUNDS


                           The following Funds are no longer available under the
                       Policy, except as described below--


                           -   Fidelity VIP Growth Portfolio

                        10                            SUN LIFE CORPORATE VUL-SM-

                           -   Fidelity VIP Money Market Portfolio

                           -   Fidelity VIP II Index 500 Portfolio

                           -   Fidelity VIP II Investment Grade Bond
                               Portfolio


                           If you had Account Value allocated to a Sub-Account
                       which invests in the first Fund listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account.


                           If you had Account Value allocated to a Sub-Account
                       which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations, but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.


                           Some of the Fund's investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from the adviser's assets.


                       FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio securities. Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund, and actual expenses may vary.

                           Because they are assessed at the fund level, you will
                       indirectly bear the fees and expenses of the Funds you select. The table contained in the front part of this prospectus shows the fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses which accompany this prospectus.

                       POTENTIAL CONFLICTS

                           We, as well as other affiliated and unaffiliated
                       insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict

                        11                            SUN LIFE CORPORATE VUL-SM-
                       between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

                                         ABOUT THE POLICY

                           This prospectus describes the standard features of
                       the Policy. Your Policy, as issued, may differ in some respects due to legal requirements of the state where your Policy is issued.

                       APPLICATION AND ISSUANCE

                           To apply for a Policy, you must submit an application
                       to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, or guaranteed issue basis. The proposed insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 years old for issuance on a simplified underwriting basis, and less than 71 years old for issuance on a guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on a guaranteed basis with respect to certain groups of insureds. Policies issued on a guaranteed basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of insureds must meet. Proposed insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject any application that does not meet our underwriting requirements or to "rate" an insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

                        12                            SUN LIFE CORPORATE VUL-SM-

 There are two                 DEATH BENEFIT COMPLIANCE TEST.  Your Policy
 tax-law compliance    must, at all times, satisfy one of two legal standards
 tests. You select     for it to qualify as life insurance and thus be entitled
 which applies to      to receive favorable tax treatment under applicable
 your Policy.          federal tax law. We will refer to these standards as the
                       "Cash Value Accumulation Test" and the "Guideline
                       Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit
                       Percentage"). The Death Benefit Percentages for the
                       Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex.
                       The Death Benefit Percentages for the Cash Value
                       Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium
                       Test imposes limits on the amount of premium you may pay under your Policy, whereas the Cash Value Accumulation
                       Test does not.

                           You must specify in your policy application which of
                       these tests will apply to your Policy. You may not change your selection once your Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

                           INITIAL PREMIUM PAYMENT.  A Minimum Premium, as
                       specified in your Policy, will be due and payable as of the Issue Date. The Minimum Premium will vary based on the insured's Class, Issue Age, and sex and on the amount of insurance coverage. Pending approval of your application, we will allocate any premium payments you make to our General Account. If your application is not approved, we will promptly return your premium payments.

                           EFFECTIVE DATE OF COVERAGE.  Upon approval of your
                       application, we will issue to you a Policy on the life of the insured which will set forth your rights and our obligations. The Effective Date of Coverage for the Policy will be the latest of--

 The ISSUE DATE is         - the ISSUE DATE,
 the date specified        - the date we approve the application for your
 as such in your             Policy, or
 Policy, from which        - the date you pay a premium equal to or in excess
 Policy                      of the Minimum Premium.
 Anniversaries,
 Policy Years and
 Policy Months are
 measured.

                        13                            SUN LIFE CORPORATE VUL-SM-

                           INSURABLE INTEREST REQUIREMENT.  You must have an
                       insurable interest in the life of the insured up to the full amount of insurance coverage. Otherwise, your Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

                       FREE LOOK PERIOD

                           If you are not satisfied with your Policy, you may
                       return it by delivering or mailing it to Our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Free Look Period").

                           If you return your Policy during the Free Look
                       Period, your Policy will be deemed void and you will receive a refund equal to the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               or the sales representative through
                               whom you purchased the Policy, and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           If required by applicable state insurance law,
                       however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Free Look Period with respect to your Policy.

                           If you are entitled under applicable state law to
                       receive a full refund during the Free Look Period, we will allocate net premium payments to the MFS/Sun Life Series Trust Money Market Series Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Free-Look Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

                        14                            SUN LIFE CORPORATE VUL-SM-

                       PREMIUM PAYMENTS

 The frequency and             In general, you may choose the frequency and
 amount of your        amount of any additional premium payments subject to the
 premium payments may  limits described below. You will be required, however,
 have tax              to make an initial minimum premium payment, as described
 consequences.         above. All premium payments should be made payable to
                       "Sun Life Assurance Company of Canada (U.S.)" and mailed to our Principal Office.

                           GENERAL LIMITATIONS.  We reserve the right to limit
                       the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

                           GUIDELINE PREMIUM TEST LIMITATIONS.  The Guideline
                       Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test. If you make a premium payment in excess of these limits, we will accept only that portion of the premium within those limits and refund the remainder to you. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

                        15                            SUN LIFE CORPORATE VUL-SM-

 NET PREMIUM is the            ALLOCATION OF NET PREMIUM.  We will allocate NET
 amount you pay as     PREMIUM among the Sub-Accounts in accordance with your
 premium minus         allocation instructions, except during the Free Look
 Expense Charges       Period as described above. You will be required to
 Applied to Premium.   specify initial allocation percentages in your policy
                       application. You must allocate at least five percent of Net Premium to each Sub-Account you select. All percentages must be in whole numbers.

                           You may change the allocation of future Net Premium
                       at any time by telephoning or writing to our Service Center. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required, for example, to identify yourself by name and a personal identification number. In addition, telephone requests may be recorded. An allocation change will be effective as of the date our Service Center receives your request for that change.

                           MODIFIED ENDOWMENT CONTRACTS.  Less favorable federal
                       tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way your Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

                           We will notify you if we receive a premium that
                       would, in our opinion, cause your Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

                       ADDITIONAL PROTECTION BENEFIT RIDER (APB RIDER)

                           The Policy may be issued with an APB Rider. This
                       rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in your policy application.

                           The cost of the APB Rider will be included in the
                       Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

                        16                            SUN LIFE CORPORATE VUL-SM-

 TARGET PREMIUM is             Two otherwise identical Policies with the same
 the amount of         Total Face Amount will have different TARGET PREMIUMS
 premium specified as  depending on how much of the TOTAL FACE AMOUNT is such in your Policy,  attributable to the Specified Face Amount versus the APB
 used to determine     Rider Face Amount. Target Premium will be lower for the
 our sales load        Policy which has the greater APB Rider Face Amount,
 charges.              which will result in lower sales load deductions for
 TOTAL FACE AMOUNT is  that Policy.
 the sum of the            If you convert your Policy to a flexible premium
 Specified Face        universal life insurance policy, any related APB Rider
 Amount and the APB    will terminate automatically. An APB Rider will also
 Rider Face Amount.    terminate ON THE EARLIEST OF--

                           -   our receipt of your written request
                               for termination,

                           -   the lapse of your Policy because of
                               insufficient value, or

                           -   the termination of the Policy.

                       DEATH BENEFIT

                           POLICY PROCEEDS.  If your Policy is in force at the
                       time of the insured's death and we have received Due Proof of the insured's death, we will pay your designated beneficiary an amount equal to--

                           -   the amount of the Base Death Benefit,
                               MINUS

                           -   the amount of any outstanding Policy
                               Debt, PLUS

                           -   the amount of any APB Rider Death
                               Benefit, PLUS

                           -   the amount of any other supplemental
                               benefits.

                           The Amount of the Base Death Benefit depends upon the
                       death benefit option in effect at the time of the insured's death.

                           DEATH BENEFIT OPTIONS.  The Policy has two death
                       benefit options. You will be required to select one of them in your policy application.

                           OPTION A--SPECIFIED FACE AMOUNT.  Under this option,
                       the Base Death Benefit is THE GREATER OF--

                           -   your Policy's Specified Face Amount,
                               or

                           -   the Account Value multiplied by the
                               applicable Death Benefit Percentage.

                           OPTION B--SPECIFIED FACE AMOUNT PLUS ACCOUNT
                       VALUE. Under this option, the Base Death Benefit is THE GREATER OF--

                           -   the Specified Face Amount plus the
                               Account Value, or

                        17                            SUN LIFE CORPORATE VUL-SM-

                           -   the Account Value multiplied by the
                               applicable Death Benefit Percentage.

                           Option B is not available, however, and you will be
                       deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

                           At any time the Base Death Benefit is defined as the
                       Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds your Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

                           We will notify you in writing if we exercise our
                       right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

                           CHANGES IN THE DEATH BENEFIT OPTION.  If you have
                       chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

                           If you change from Option B to Option A, we will
                       increase the Specified Face Amount by the Account Value. If you change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

                           A change in the death benefit option could cause
                       total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before changing the death benefit option.

                        18                            SUN LIFE CORPORATE VUL-SM-

                           APB RIDER DEATH BENEFIT.  The APB Rider Death Benefit
                       is THE GREATER OF ZERO OR THE RESULT OF the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over--

                           -   the Specified Face Amount, if the
                               applicable death benefit option is
                               Option A, or

                           -   the Specified Face Amount plus the
                               Account Value, if the applicable death
                               benefit option is Option B.

                           MINIMUM FACE AMOUNT.  Total Face Amount is the sum of
                       the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer your Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

                           CHANGES IN FACE AMOUNT.  After the end of the first
                       Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be--

                           -   for any increase in coverage, the
                               Monthly Anniversary Day that falls on
                               or next follows the date we approve
                               the supplemental application for the
                               increase; and

                           -   for any decrease in coverage, the
                               Monthly Anniversary Day that falls on
                               or next follows the date we receive
                               your request.

                           INCREASES IN FACE AMOUNT.  An increase in the
                       Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the insured's insurability.

                           DECREASES IN FACE AMOUNT.  The Specified Face Amount
                       may not decrease to less than the Minimum Specified Face Amount specified in your Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in your Policy. A decrease in face amount will be applied--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases in reverse chronological
                               order; and

                        19                            SUN LIFE CORPORATE VUL-SM-

                           -   finally, to the initial face amount.

                           A decrease in the Specified Face Amount or APB Rider
                       Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the amounts in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Loan Account.

                           We measure the amounts in the Sub-Accounts in terms
                       of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

 A VALUATION DATE is           Amounts allocated to a Sub-Account will be used
 any day on which we, to purchase Units of the Sub-Account. Units are redeemed the applicable Fund, when you make partial surrenders, undertake policy loans
 and the New York      or transfer amounts from a Sub-Account, and for payment
 Stock Exchange are    of the Mortality and Expense Risk Charge, the Monthly
 open for business.    Expense Charge, and the Monthly Cost of Insurance
 The VALUATION PERIOD  Charge. The number of Units of each Sub-Account
 is the period of      purchased or redeemed is determined by dividing the
 time from one         dollar amount of the transaction by the Unit Value for
 determination of      the Sub-Account. The Unit Value for each Sub-Account is
 Unit Values to the    set at $10.00 for its first VALUATION DATE. The Unit
 next.                 Value for any subsequent Valuation Date is equal to the
                       Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-
                       Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation
                       Date.

                           Transactions are normally processed on the date we
                       receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

                        20                            SUN LIFE CORPORATE VUL-SM-

 The INVESTMENT START         ACCOUNT VALUE IN THE SUB-ACCOUNTS.  The Account
 DATE is the date we   Value attributable to each Sub-Account of the Variable
 apply your first      Account on the INVESTMENT START DATE equals--
 premium payment,      - that portion of Net Premium received and allocated to
 which will be THE       the
 LATER OF the Issue      Sub-Account, MINUS
 Date, the Business    - the Monthly Expense Charges due on the Issue Date and
 Day we approve your     subsequent Monthly Anniversary Days through the
 policy application,     Investment Start Date, MINUS
 or the Business Day   - the Monthly Cost of Insurance deductions due from the
 we receive a premium    Issue Date through the Investment Start Date.
 equal to or in
 excess of the
 Minimum Premium.

                           The Account Value attributable to each Sub-Account of
                       the Variable Account on subsequent Valuation Dates is equal to--

                           -   the Account Value attributable to the
                               Sub-Account on the preceding Valuation
                               Date multiplied by that Sub-Account's
                               Net Investment Factor, MINUS

                           -   the Daily Risk Percentage multiplied
                               by the number of days in the Valuation
                               Period multiplied by the Account Value
                               in the Sub-Account, PLUS

                           -   that portion of Net Premium received
                               and allocated to the Sub-Account
                               during the current Valuation Period,
                               PLUS

                           -   any amounts transferred by you to the
                               Sub-Account from another Sub-Account
                               during the current Valuation Period,
                               PLUS

                           -   that portion of any loan repayment
                               allocated to the Sub-Account during
                               the current Valuation Period, PLUS

                           -   that portion of any interest credited
                               on the Loan Account which is allocated
                               to the Sub-Account during the current
                               Valuation Period, MINUS

                           -   any amounts transferred by you from
                               the Sub-Account to another Sub-Account
                               during the current Valuation Period,
                               MINUS

                           -   that portion of any partial surrenders
                               deducted from the Sub-Account during
                               the current Valuation Period, MINUS

                           -   that portion of any Policy loan
                               transferred from the Sub-Account to
                               the Loan Account during the current
                               Valuation Period, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense

                        21                            SUN LIFE CORPORATE VUL-SM-

                               Charge for the Policy month just
                               beginning charged to the Sub-Account,
                               MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy month just
                               ending charged to the Sub-Account,
                               MINUS

                           -   if you surrender during the current
                               Valuation Period, that portion of the
                               pro-rata Monthly Cost of Insurance for
                               the Policy month charged to the
                               Sub-Account.

 A Sub-Account's Unit          NET INVESTMENT FACTOR.  The Net Investment
 Value on any          Factor is used to measure the Sub-Account's investment
 Valuation Date is     performance from one Valuation Period to the next. This
 equal to the Unit     factor will be greater or less than or equal to one,
 Value for the         corresponding to a positive or negative or to a lack of
 preceding Valuation   change in the Sub-Account's investment performance for
 Date multiplied by    the preceding Valuation Period.
 the Net Investment        The Net Investment Factor for each Sub-Account for
 Factor.               any Valuation Period is determined by dividing the net
                       result of--

                           -   the net asset value of a mutual fund
                               share held in the Sub-Account
                               determined as of the end of the
                               Valuation Period, PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

 Although we do not        -   a per share credit or charge with respect to any
 currently take any            taxes reserved for by us, or paid by us if not
 federal, state or             previously reserved for, during the Valuation
 local taxes into              Period which are determined by us to be
 account when                  attributable to the operation of the
 determining the Net           Sub-Account,
 Investment Factor,
 we reserve the right
 to do so.

                           --by the net asset value of a fund share held in the
                       Sub-Account determined as of the end of the preceding Valuation Period.

                           ACCOUNT VALUE IN THE LOAN ACCOUNT.  The Account Value
                       in the Loan Account is zero on the Investment Start Date.

                           The Account Value in the Loan Account on any day
                       after the Investment Start Date equals--

                           -   the Account Value in the Loan Account
                               on the preceding day credited with
                               interest at the rate specified in the
                               Policy as the "interest credited on
                               Loan Account rate" of 4%, PLUS

                           -   any amount transferred from
                               Sub-Accounts to the Loan Account for
                               Policy loans requested on that day,
                               MINUS

                        22                            SUN LIFE CORPORATE VUL-SM-

                           -   any loan repayments made on that day,
                               MINUS

                           -   if that day is a Policy Anniversary,
                               any amount transferred to the
                               Sub-Accounts by which the Loan Account
                               Value exceeds the outstanding Policy
                               loan.

 Your Policy may               INSUFFICIENT VALUE.  If the Account Value minus
 terminate if your     the outstanding Policy Debt is less than or equal to
 Account Value minus   zero on a Valuation Date, then your Policy will
 any outstanding       terminate for no value, subject to a grace period
 Policy Debt drops to  described below.
 zero.

 You will have 61              GRACE PERIOD.  If, on a Valuation Date, your
 days to pay enough    Policy will terminate by reason of insufficient value,
 premium to prevent    we will allow a grace period. This grace period will
 termination.          allow 61 calendar days from that Valuation Date for the
                       payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense
                       Charge from the amount payable.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

                       TRANSFER PRIVILEGES

                           You normally may at any time transfer all or a
                       portion of your Account Value among Sub-Accounts. We will make transfers pursuant to an authorized written or telephone request to our Service Center. We will honor telephone requests if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchase your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Our procedures require that you identify yourself by name and a personal identification number. Other procedures may also apply. In addition, telephone requests may be recorded.

                        23                            SUN LIFE CORPORATE VUL-SM-

                           You may transfer a specified dollar amount or a
                       specified percentage of a Sub-Account's value.

                           Your transfer privileges are subject to our consent.
                       We reserve the right to impose limitations on transfers, including, but not limited to--

                           -   the minimum amount that may be
                               transferred; and

                           -   the minimum amount that may remain in
                               a Sub-Account following a transfer
                               from that Sub-Account.


                           The Policy is not designed for professional market
                       timing orgainzations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions.


                           In addition, transfer privileges are subject to any
                       restrictions that may be imposed by the Funds.

                       ACCESSING YOUR ACCOUNT VALUE


 SALES LOAD REFUND AT          SURRENDER.  You may surrender your Policy for
 SURRENDER is that     its Cash Surrender Value at any time. If you do, the
 portion of any        insurance coverage and all other benefits under the
 premium paid in the   Policy will terminate. The Cash Surrender Value is--
 Policy Year of        - the Account Value, MINUS
 surrender that we     - the outstanding balance of any outstanding Policy
 will refund if you      Debt, PLUS
 surrender your        - the SALES LOAD REFUND AT SURRENDER, if any.
 Policy in the first
 three Policy Years.

 Partial surrenders        PARTIAL SURRENDERS.  You may make a partial
 reduce your Policy's  surrender of your Policy once each Policy Year after the
 Total Face Amount     first Policy Year by written request to our Service
 and may have tax      Center. The amount of any partial surrender may not
 consequences.         exceed the Account Value minus any outstanding Policy
                       Debt. Unless you provide us satisfactory evidence that the insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that
                       - the death benefit minus the Account Value immediately
                         after the Partial Surrender DOES NOT EXCEED
                       - the death benefit minus the Account Value immediately
                         before the Partial Surrender.

                           If you provide satisfactory evidence of insurability,
                       the death benefit will be equal to what it was immediately prior to the partial surrender. After the partial


                        24                            SUN LIFE CORPORATE VUL-SM-
                       surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

                           You may allocate a partial surrender among the
                       Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

 You may borrow from           POLICY LOANS.  You may request a policy loan of
 us using your Policy  up to 90% of your Account Value, decreased by the
 as collateral.        balance of any outstanding Policy Debt on the date the
                       policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub- Accounts. If you do not specify the allocation, then we will allocate the policy loan among the Sub-Accounts in the same proportion that the Account
                       Value of each Sub-Account bears to the aggregate Account
                       Value of all Sub-Accounts immediately prior to the loan.

                           Interest on the policy loan will accrue daily at an
                       annual rate of 5% in Policy Years one through ten and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received satisfactory written notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts. You may allocate the loan repayment among the Sub-Accounts. If you do not specify the allocation, then we will allocate the loan repayment among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.

                           DEFERRAL OF PAYMENT.  We will usually pay any amount
                       due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the insured,

                        25                            SUN LIFE CORPORATE VUL-SM-

                       Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender, or policy loan may be postponed whenever--

                           -   the New York Stock Exchange is closed,
                               other than customary weekend and
                               holiday closing, or trading on that
                               exchange is otherwise restricted;

                           -   the SEC, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the SEC, as a result of which disposal
                               of securities is not reasonably
                               practicable, or it is not reasonably
                               practicable to determine the value of
                               the assets of the Variable Account.

                       CASH SURRENDER VALUE PAYABLE UPON MATURITY

                           If the insured is living and your Policy is in force
                       on the date of Maturity, the Cash Surrender Value is payable to you.

                       CHARGES, DEDUCTIONS AND REFUNDS

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We deduct
                       charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

                           States and a few cities and municipalities may impose
                       taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay in your state of residence. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%. If you change your state of residence, we will adjust the premium tax rate to reflect the rate for the new state of residence.

                           We deduct a 1.25% charge from each premium payment
                       for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

 TARGET PREMIUM                We also charge a 8.75% sales load on each
 varies based on the   premium payment up to an amount of Target Premium
 Specified Face        specified in your Policy and a 2.25% sales load on
 Amount and the        premiums paid in excess of TARGET PREMIUM for each of
 insured's Issue Age   the first seven Policy Years. Sales load rates are
 and sex.              guaranteed not to exceed these amounts. There are no
                       sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

                        26                            SUN LIFE CORPORATE VUL-SM-

                           SALES LOAD REFUND AT SURRENDER.  If you surrender
                       your Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments MADE DURING THE POLICY YEAR IN WHICH YOU SURRENDERED YOUR POLICY.


                           MORTALITY AND EXPENSE RISK CHARGE.  We deduct a daily
                       charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are--

                           -   0.60% (0.0016389% daily) for Policy
                               Years 1 through 10;

                           -   0.20% (0.0005474% daily) for Policy
                               Years 11 through 20; and

                           -   0.10% (0.0002738% daily) thereafter.

                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGE.  We deduct a flat charge at
                       the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. We will allocate the Monthly Expense Charge among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender your Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. We will allocate the Monthly Cost of Insurance deduction among Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction.

                        27                            SUN LIFE CORPORATE VUL-SM-

                           Monthly cost of insurance rates are based on the
                       length of time the Policy has been in force and on the insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. Our cost of insurance rates for coverage under the Policy are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy which are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females), unless the insured has been rated a substandard risk. Our cost of insurance rates for coverage under the APB Rider are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy. In general, the maximum monthly rates for coverage under the APB Rider will not exceed 125% of the monthly rates based on the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the insured has been rated a substandard risk. Monthly cost of insurance rates for classes of insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

                           REDUCTION OF CHARGES.  We reserve the right to reduce
                       any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

                       TERMINATION OF POLICY

                           Your Policy will terminate on the earliest of--

                           -   the date we receive your request to
                               surrender,

                           -   the expiration date of the grace
                               period,

                           -   the date of insured's death, or

                           -   the date of Maturity.

                       OTHER POLICY PROVISIONS

                           ALTERATION.  Our sales representatives do not have
                       the authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                        28                            SUN LIFE CORPORATE VUL-SM-

                           ASSIGNMENTS.  During the lifetime of the insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

                           RIGHTS OF OWNER.  While the insured is alive, unless
                       you have assigned any of these rights, you may--

                           -   transfer ownership to a new owner;

                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the insured;

                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary; and

                           -   exercise all other rights in the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

                           RIGHTS OF BENEFICIARY.  The beneficiary has no rights
                       in the Policy until the death of the insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                           REPORTS TO POLICYOWNERS.  We will send you a report
                       at least once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

                        29                            SUN LIFE CORPORATE VUL-SM-

                           ILLUSTRATIONS.  Upon request, we will provide you
                       with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

                           CONVERSION.  You may convert your Policy into a
                       flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as your Policy. Our affiliate will issue the new policy with the same
                       Class and rating as the Policy without new evidence of the insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

                           MISSTATEMENT OF AGE OR SEX.  If the age or sex
                       (unless a unisex Policy) of the insured is stated incorrectly in your policy application, the amounts payable by us will be adjusted.

                           MISSTATEMENT DISCOVERED AT DEATH--The Death Benefit
                       will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

                           MISSTATEMENT DISCOVERED PRIOR TO DEATH--The Account
                       Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

                           SUICIDE.  Unless state law otherwise requires, if the
                       insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

                           INCONTESTABILITY.  All statements made in an
                       application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over

                        30                            SUN LIFE CORPORATE VUL-SM-
                       premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the insured for two years from the date of the increase.

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. Subject to our obtaining any necessary regulatory approvals, shares of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if that modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists of the Policy, including your policy application and any attached copies of supplemental applications for increases in the face amount. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how policy values may be affected by different investment returns and other factors.

                        31                            SUN LIFE CORPORATE VUL-SM-

                                     PERFORMANCE INFORMATION

 We may present the            From time to time, we may advertise TOTAL RETURN
 performance of the    and AVERAGE ANNUAL TOTAL RETURN of the Funds. This
 underlying fund       performance information is based on historical earnings
 options in sales      and is not intended to indicate future performance.
 literature.

                           Total return for a Fund refers to the total of the
                       income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return for the Sub-Accounts refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

                           We may compare performance information in reports and
                       promotional literature to--

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                           -   other groups of variable life separate
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account.

                           Unmanaged indices may assume the reinvestment of
                       dividends but generally do not reflect deductions for administrative and management costs and expenses.

                        32                            SUN LIFE CORPORATE VUL-SM-

                           We may provide in advertising, sales literature,
                       periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include--

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets, investment strategies and
                               techniques (such as value investing,
                               market timing, dollar cost averaging,
                               asset allocation, constant ratio
                               transfer and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between the Policy and the
                               characteristics of and market for such
                               financial instruments.

                           The Policy was first offered to the public in 1997.
                       We may, however, advertise total return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

                                          VOTING RIGHTS

                           We will vote shares of the Funds held in the Variable
                       Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

                           We will determine the number of shares for which you
                       are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

                        33                            SUN LIFE CORPORATE VUL-SM-

                           We may, if required by state insurance regulators,
                       disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

                           We reserve the right to vote shares held in the
                       Variable Account in our own right, if permitted by applicable law.

                                      DISTRIBUTION OF POLICY

                           We will offer the Policy only in jurisdictions where
                       the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Associated of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreement with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

 We pay registered             We may pay commissions in connection with sales
 broker- dealers to    of the Policy, and we may pay bonuses, as well as
 sell the Policy.      expense and training allowances. The maximum commission
                       payable will be 15% of premium paid in the first Policy
                       Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of--

                           -   up to 0.10% of Account Value for
                               Policy Years one through seven;

                           -   up to 0.20% of Account Value for
                               Policy Years eight through twenty; and

                           -   up to 0.10% of Account Value
                               thereafter.

                        34                            SUN LIFE CORPORATE VUL-SM-

                                    FEDERAL TAX CONSIDERATIONS

                           The following is a summary of our understanding of
                       current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. WE DO NOT MAKE ANY REPRESENTATION OR PROVIDE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX TREATMENT OF ANY POLICY OR ANY TRANSACTION INVOLVING A POLICY.

                       OUR TAX STATUS

                           We are taxed as a life insurance company under
                       Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

                           Taxes we pay, or reserve for, that are attributable
                       to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

                       TAXATION OF POLICY PROCEEDS

                           Section 7702 of the Code provides certain tests for
                       whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the owner of a Policy has an insurable interest in the insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the death benefit under the Policy will be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the owner will not be deemed to be in

                        35                            SUN LIFE CORPORATE VUL-SM-
                       constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts, until actual receipt thereof. CORPORATE OWNERS, HOWEVER, MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX ON THE ANNUAL INCREASES IN CASH SURRENDER VALUES AND ON THE DEATH BENEFIT.

                           To qualify as a life insurance contract under Section
                       7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

                           For a variable contract like the Policy to qualify as
                       life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the owner does not have excessive control over the assets underlying the Policy that would cause the owner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the owner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

                           Upon the complete surrender or lapse of a Policy, the
                       amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the owner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible.

                           The term "Investment in the Policy" means--

                           -   the aggregate amount of any premiums
                               or other consideration paid for a
                               Policy, MINUS

                           -   the aggregate amount received under a
                               Policy which is excluded from the
                               owner's gross income (other than loan
                               amounts), PLUS

                        36                            SUN LIFE CORPORATE VUL-SM-

                           -   the amount of any loan from, or
                               secured by, a Policy that is a
                               Modified Endowment Contract (as
                               defined below) to the extent that such
                               amount is included in the owner's
                               gross income.

                           The repayment of a policy loan (or the payment of
                       interest on a loan) does not affect the Investment in the Policy.

                           The tax consequences of distributions from, and loans
                       taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

                           We have undertaken measures to prevent payment of a
                       premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving your Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

                           If a Policy is not a Modified Endowment Contract,
                       cash distributions from the Policy are treated first as a nontaxable return of the owner's Investment in the Policy and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

                           If a Policy is a Modified Endowment Contract,
                       distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately

                        37                            SUN LIFE CORPORATE VUL-SM-
                       before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A
                       10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract.

                           There are limits on the deductibility of policy loan
                       interest. You should consult a qualified tax adviser regarding such deductions.

                           An owner generally will not recognize gain upon the
                       exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the owner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the owner's Investment in the Policy.

                           A transfer of the Policy, a change in the owner, a
                       change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer your Policy or designate a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the death benefit payable upon the death of the insured may in certain circumstances be includible in your taxable income to the extent that the death benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.


                           Federal, as well as state and local, estate,
                       inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.


                        38                            SUN LIFE CORPORATE VUL-SM-

                               OUR DIRECTORS AND EXECUTIVE OFFICERS



                           Our directors and executive officers are listed
                       below, together with information as to their ages, dates of election, and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.



                       DONALD A. STEWART, 53, Chairman and Director (1996*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company.



                       C. JAMES PRIEUR, 48, Vice Chairman and Director (1998*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations
                       Holdings, Inc.; and a Director of Sun Life Information Services Ireland Limited and Massachusetts Financial Services Company.



                       JAMES A. MCNULTY, III, 57, President and Director (1999*) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General


                        39                            SUN LIFE CORPORATE VUL-SM-

                       Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., and Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.



                       RICHARD B. BAILEY, 73, Director (1983*)
                       63 Atlantic Avenue 11D
                       Boston, Massachusetts 02110



                           He is a Director of Sun Life Insurance and Annuity
                       Company of New York, and a Director/Trustee of certain funds in the MFS Family of Funds. He is a Director of Cambridge Bancorp.



                       GREGORY W. GEE, 51, Director (1999*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Vice Chairman of Sun Life Financial Services of
                       Canada Inc. and Sun Life Assurance Company of Canada and a Director of Sun Life Insurance and Annuity Company of New York.



                       DAVID D. HORN, 58, Director (1985*)
                       Strong Road
                       P.O. Box 24
                       New Vineyard, Maine 04956



                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


                        40                            SUN LIFE CORPORATE VUL-SM-

                       ANGUS A. MACNAUGHTON, 68, Director (1985*)
                       Genstar Investment Corporation
                       555 California Street
                       Suite 4850
                       San Francisco, California 94104



                           He is President and Director of Genstar Investment
                       L.L.C. and a Director of Sun Life Financial Services of Canada Inc., Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, Genstar Capital Corporation, San Francisco Opera, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; and Trustee of the Board of Governors (Lakefield College School) and World Affairs Council of Northern California.



                       S. CAESAR RABOY, 63, Director (1997*)
                       220 Boylston Street
                       Boston, Massachusetts 02110



                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Fleet International Bank.



                       WILLIAM W. STINSON, 66, Director (2000*)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5



                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Western Star Trucks, and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.


                        41                            SUN LIFE CORPORATE VUL-SM-

                       JAMES M.A. ANDERSON, 50, Vice President, Investments
                       (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer of Sun Capital Advisers Trust; President and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.



                       DAVEY SCOON, 53, Vice President, Finance and Treasurer
                       (1999)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Financial Officer of
                       U.S. Operations for Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., and Sun Life of Canada (U.S.) SPE 97-I, Inc.; Vice President and Director of Sun Life Assurance Company of Canada - U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Sunesco Insurance Agency, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; and Chairman and Director of Tufts Associated Health Plan, Lead Director of Tufts Associated Health Maintenance Organization, and Board Chairman of Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.



                       ROBERT P. VROLYK, 46, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Actuary of Sun Life
                       Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and Director of Sun Life of Canada - U.S.


                        42                            SUN LIFE CORPORATE VUL-SM-

                       Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General
                       Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland Limited; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.



                       PETER F. DEMUTH, 41, Vice President and Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel and Assistant Secretary for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.; Assistant Secretary for Sun Capital Advisers Trust; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a partner at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.



                       ELLEN B. KING, 43, Counsel and Secretary (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           She is Counsel of Sun Life Assurance Company of
                       Canada; Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.



                       RONALD J. FERNANDES, 42, Vice President, Retirement Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116



                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to
                       October 1999, Mr. Fernandes was Senior Vice


                        43                            SUN LIFE CORPORATE VUL-SM-

                       President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.



                           Our directors, officers, and employees are covered
                       under a commercial blanket bond and a liability policy. The directors, officers, and employees of Clarendon Insurance Agency, Inc. are covered under a fidelity bond.


                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have an adverse material effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by John E. Coleman, FSA, MAAA, Product Officer for Corporate Markets of Sun Life Assurance Company of Canada.

                       ACCOUNTANTS


                           The financial statements of the Variable Account for
                       the year ended December 31, 1999 and the statutory financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 1999, 1998 and 1997 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                        44                            SUN LIFE CORPORATE VUL-SM-

                       REGISTRATION STATEMENTS

                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying Funds and the Policy.


                           In addition, the Company is subject to the
                       informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. - 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois - 500 West Madison Street, Chicago, IL 60661; New York, New York - World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's Website (http:// www.sec.gov).



                       INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 1999 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.



                           The Company will furnish, without charge, to each
                       person to whom a copy of this Prospectus is delivered, upon the written or oral request of each person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus).


                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account.

                        45                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 1999

 ASSETS:
   Investments in Mutual Funds:                SHARES        COST         VALUE
                                             -----------  -----------  -----------
     Investments in MFS/Sun Life
       Series Trust:
       Capital Appreciation
         Series ("CAS")....................        6,678  $   276,456  $   361,418
       Emerging Growth Series ("EGS")......       12,841      331,342      517,223
       Government Securities
         Series ("GSS")....................       51,831      660,774      646,852
       Massachusetts Investors Growth Stock
         Series ("MIS")....................       14,550      191,684      234,686
       Money Market Series ("MMS").........    1,160,850    1,160,850    1,160,850
       Research Series ("RES").............          502       12,298       13,868
       Total Return Series ("TRS").........       85,790    1,760,321    1,609,419
       Utilities Series ("UTS")............        2,505       45,465       49,695
       Global Growth Series ("WGO")........       97,200    1,536,316    2,445,542
     Investments in Fidelity Variable
       Insurance Products Fund:
       VIP Equity Income Portfolio
         ("FEI")...........................      122,532    2,975,765    3,150,302
       VIP Growth Portfolio ("FGP")........      114,130    4,599,646    6,269,166
       VIP High Income Portfolio ("FHI")...       12,719      140,897      143,849
       VIP Money Market Portfolio
         ("FMM")...........................      498,795      498,795      498,795
     Investments in Fidelity Variable
       Insurance Products Fund II:
       VIP II Asset Manager: Growth
         Portfolio ("FAM").................          812       14,635       14,923
       VIP II Contrafund Portfolio
         ("FCN")...........................       33,270      749,225      969,813
       VIP II Investment Grade Bond
         Portfolio ("FIG").................       35,917      438,909      436,754
       VIP II Index 500 Portfolio
         ("FIP")...........................       47,672    6,305,826    7,980,799
     Investments in Neuberger Berman
       Advisers Management Trust:
       Limited Maturity Bond Portfolio
         ("NLM")...........................           --           --           --
       Mid-Cap Growth Portfolio ("NMC")....        1,676       32,969       40,732
       Partners Portfolio ("NPP")..........       72,113    1,390,772    1,416,309
     Investments in J.P. Morgan
       Series Trust II
       J.P. Morgan Bond Portfolio
         ("JBP")...........................      140,380    1,623,008    1,577,873
       J.P. Morgan Equity Portfolio
         ("JEP")...........................       19,933      325,572      345,830
       J.P. Morgan Small Company Portfolio
         ("JSC")...........................       22,651      269,755      378,950
     Investments in Templeton Variable
       Products Series Fund:
       Templeton Stock Fund: Class 1
         ("TSF")...........................       33,168      703,061      808,958
     Investments in Dreyfus Variable
       Investment Fund
       Capital Appreciation Portfolio
         ("DCA")...........................        1,896       75,773       75,596
       Small Cap Portfolio ("DSC").........          807       47,445       53,526
       Quality Bond Portfolio ("DQB")......        3,688       40,359       40,162
     Investments in Dreyfus Stock Index
       Fund ("DSI")........................       67,700    2,386,167    2,603,064
     Investments in T. Rowe Price Equity
       Series, Inc.
       T. Rowe Price Equity Income
         Portfolio ("REI").................        4,456       94,621       83,470
       T. Rowe Price New America Growth
         Portfolio ("RNA").................        1,019       25,169       26,690
     Investments in AIM Variable Insurance
       Funds, Inc.
       AIM V.I. Value Fund ("AVF").........        1,867       59,417       62,537
     Investments in Sun Capital Advisers
       Trust
       Real Estate Fund ("SRE")............          499        4,615        4,458
                                                          -----------  -----------
         NET ASSETS.....................................  $28,777,907  $34,022,109
                                                          ===========  ===========

                       See notes to financial statements

                        46                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 1999 -- continued

                                                               UNITS     UNIT VALUE      VALUE
                                                              --------   ----------   -----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    CAS.....................................................   21,325     $16.9479    $   361,418
    EGS.....................................................   19,972     25.8976         517,223
    GSS.....................................................   57,382     11.2728         646,852
    MIS.....................................................   18,354     12.7854         234,686
    MMS.....................................................  112,538     10.3154       1,160,850
    RES.....................................................    1,061     13.0662          13,868
    TRS.....................................................  133,786     12.0298       1,609,419
    UTS.....................................................    3,595     13.8242          49,695
    WGO.....................................................  120,770     20.2495       2,445,542
    FEI.....................................................  243,225     12.9522       3,150,302
    FGP.....................................................  319,434     19.6258       6,269,166
    FHI.....................................................   13,073     11.0037         143,849
    FMM.....................................................   32,578     11.7164         381,662
    FAM.....................................................    1,243     11.9859          14,923
    FCN.....................................................   54,448     17.8118         969,813
    FIG.....................................................   41,448     10.5374         436,754
    FIP.....................................................  446,730     17.8649       7,980,799
    NLM.....................................................       --     10.9661              --
    NMC.....................................................    2,337     17.4307          40,732
    NPP.....................................................  119,392     11.8626       1,416,309
    JBP.....................................................  139,098     11.3436       1,577,873
    JEP.....................................................   23,144     14.9425         345,830
    JSC.....................................................   25,442     14.8946         378,950
    TSF.....................................................   64,260     12.5888         808,958
    DCA.....................................................    6,135     12.3214          75,596
    DSC.....................................................    5,073     10.5506          53,526
    DQB.....................................................    3,920     10.2460          40,162
    DSI.....................................................  238,427     10.9176       2,603,064
    REI.....................................................    8,149     10.2471          83,470
    RNA.....................................................    2,301     11.6010          26,690
    AVF.....................................................    5,311     11.7742          62,537
    SRE.....................................................      481      9.2632           4,458
                                                                                      -----------
      Net Assets Applicable to Contract Owners..............                           33,904,976
                                                                                      -----------
      Net Assets Applicable to Sponsor......................   10,000     11.7164         117,133
                                                                                      -----------
        Total Net Assets...........................................................   $34,022,109
                                                                                      ===========

                       See notes to financial statements

                        47                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999

                                               CAS          EGS          GSS        MIS(C)       MMS(E)
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $16,738     $    739     $ 16,132     $ --          $12,356
                                             -------     --------     --------     --------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $35,475     $ 29,864     $ 29,361     $ 28,582      $74,769
     Cost of investments sold............     34,739       20,182       30,498       28,218       74,769
                                             -------     --------     --------     --------      -------
     Net realized gains (losses).........    $   736     $  9,682     $ (1,137)    $    364      $--
                                             -------     --------     --------     --------      -------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $84,962     $185,881     $(13,922)    $ 43,002      $--
     Beginning of year...................     15,085        6,747        6,736       --           --
                                             -------     --------     --------     --------      -------
       Change in unrealized appreciation
         (depreciation)                      $69,877     $179,134     $(20,658)    $ 43,002      $--
                                             -------     --------     --------     --------      -------
     Realized and unrealized gains
       (losses)                              $70,613     $188,816     $(21,795)    $ 43,366      $--
                                             -------     --------     --------     --------      -------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $87,351     $189,555     $ (5,663)    $ 43,366      $12,356
                                             =======     ========     ========     ========      =======

                                             RES(G)         TRS        UTS(G)         WGO          FEI          FGP
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $--         $ 195,833     $--         $ 53,421     $ 84,128    $  289,893
                                             -------     ---------     -------     --------     --------    ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $ 3,043     $  96,777     $10,696     $ 57,407     $213,255    $  299,001
     Cost of investments sold............      3,005       108,533      10,308       44,321      191,639       235,065
                                             -------     ---------     -------     --------     --------    ----------
     Net realized gains (losses).........    $    38     $ (11,756)    $   388     $ 13,086     $ 21,616    $   63,936
                                             -------     ---------     -------     --------     --------    ----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $ 1,570     $(150,902)    $ 4,230     $909,226     $174,537    $1,669,520
     Beginning of year...................     --            (6,224)     --           27,953      124,054       530,726
                                             -------     ---------     -------     --------     --------    ----------
       Change in unrealized appreciation
         (depreciation)..................    $ 1,570     $(144,678)    $ 4,230     $881,273     $ 50,483    $1,138,794
                                             -------     ---------     -------     --------     --------    ----------
     Realized and unrealized gains
       (losses)..........................    $ 1,608     $(156,434)    $ 4,618     $894,359     $ 72,099    $1,202,730
                                             -------     ---------     -------     --------     --------    ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 1,608     $  39,399     $ 4,618     $947,780     $156,227    $1,492,623
                                             =======     =========     =======     ========     ========    ==========

(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        48                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               FHI          FMM        FAM(F)         FCN        FIG(A)         FIP
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............   $  16,590     $25,843      $--         $ 21,709      $--        $   77,078
                                            ---------     -------      -------     --------      -------    ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:.......................
     Proceeds from sales.................   $ 135,012     $85,735      $ 1,478     $127,378      $10,746    $  857,484
     Cost of investments sold............     138,997      85,735        1,507      110,032       10,811       614,816
                                            ---------     -------      -------     --------      -------    ----------
     Net realized gains (losses).........   $  (3,985)    $--          $   (29)    $ 17,346      $   (65)   $  242,668
                                            ---------     -------      -------     --------      -------    ----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................   $   2,952     $--          $   288     $220,588      $(2,155)   $1,674,973
     Beginning of year...................       1,576      --           --           97,673       --           698,312
                                            ---------     -------      -------     --------      -------    ----------
       Change in unrealized appreciation
         (depreciation)..................   $   1,376     $--          $   288     $122,915      $(2,155)   $  976,661
                                            ---------     -------      -------     --------      -------    ----------
     Realized and unrealized gains
       (losses)..........................   $  (2,609)    $--          $   259     $140,261      $(2,220)   $1,219,329
                                            ---------     -------      -------     --------      -------    ----------
 Increase (Decrease) in net assets from
  operations.............................   $  13,981     $25,843      $   259     $161,970      $(2,220)   $1,296,407
                                            =========     =======      =======     ========      =======    ==========

                                               NLM        NMC(G)         NPP          JBP          JEP          JSC
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $ 1,845      $--         $ 33,511     $ 38,128      $24,316     $  8,658
                                             -------      -------     --------     --------      -------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $35,367      $18,887     $206,506     $145,174      $62,763     $269,500
     Cost of investments sold............     36,650       18,760      230,390      148,386       59,834      272,546
                                             -------      -------     --------     --------      -------     --------
     Net realized gains (losses).........    $(1,283)     $   127     $(23,884)    $ (3,212)     $ 2,929     $ (3,046)
                                             -------      -------     --------     --------      -------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $--          $ 7,763     $ 25,537     $(45,135)     $20,258     $109,195
     Beginning of year...................        489       --          (48,732)       6,550        4,990      (11,212)
                                             -------      -------     --------     --------      -------     --------
       Change in unrealized appreciation
         (depreciation)..................    $  (489)     $ 7,763     $ 74,269     $(51,685)     $15,268     $120,407
                                             -------      -------     --------     --------      -------     --------
     Realized and unrealized gains
       (losses)..........................    $(1,772)     $ 7,890     $ 50,385     $(54,897)     $18,197     $117,361
                                             -------      -------     --------     --------      -------     --------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $    73      $ 7,890     $ 83,896     $(16,769)     $42,513     $126,019
                                             =======      =======     ========     ========      =======     ========

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        49                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               TSF        DCA(H)       DSC(C)       DQB(C)       DSI(B)       REI(D)
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............   $  49,240     $  716       $--          $ 1,154     $ 27,435     $  3,752
                                            ---------     ------       -------      -------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................   $ 145,459     $7,016       $19,465      $   968     $ 59,634     $ 13,282
     Cost of investments sold............     160,884      6,981        20,444          967       60,615       14,314
                                            ---------     ------       -------      -------     --------     --------
     Net realized gains (losses).........   $ (15,425)    $   35       $  (979)     $     1     $   (981)    $ (1,032)
                                            ---------     ------       -------      -------     --------     --------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................   $ 105,897     $ (177)      $ 6,081      $  (197)    $216,897     $(11,151)
     Beginning of year...................     (22,684)     --           --           --           --           --
                                            ---------     ------       -------      -------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $ 128,581     $ (177)      $ 6,081      $  (197)    $216,897     $(11,151)
                                            ---------     ------       -------      -------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $ 113,156     $ (142)      $ 5,102      $  (196)    $215,916     $(12,183)
                                            ---------     ------       -------      -------     --------     --------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ 162,396     $  574       $ 5,102      $   958     $243,351     $ (8,431)
                                            =========     ======       =======      =======     ========     ========

                                             RNA(G)       AVF(F)       SRE(G)
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $ 1,529      $   772       $ 236
                                             -------      -------       -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $12,599      $11,213       $ 116
     Cost of investments sold............     13,318       11,155         121
                                             -------      -------       -----
     Net realized gains (losses).........    $  (719)     $    58       $  (5)
                                             -------      -------       -----
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $ 1,521      $ 3,120       $(157)
     Beginning of year...................     --           --           --
                                             -------      -------       -----
       Change in unrealized appreciation
         (depreciation)..................    $ 1,521      $ 3,120       $(157)
                                             -------      -------       -----
     Realized and unrealized gains
       (losses)..........................    $   802      $ 3,178       $(162)
                                             -------      -------       -----
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 2,331      $ 3,950       $  74
                                             =======      =======       =====

(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        50                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CAS                            EGS
                                                                      SUB-ACCOUNT                    SUB-ACCOUNT
                                                              ----------------------------   ----------------------------
                                                               YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              -------------   ------------   ------------   -------------
                                                                  1999            1998           1999           1998
                                                              -------------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss)..............................    $ 16,738        $  7,994       $    739        $   598
  Net realized gains (losses)...............................         736          (2,035)         9,682            362
  Net unrealized gains (losses).............................      69,877          15,085        179,134          6,490
                                                                --------        --------       --------        -------
      Increase (Decrease) in net assets from operations.....    $ 87,351        $ 21,044       $189,555        $ 7,450
                                                                --------        --------       --------        -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $ 88,046        $ 69,165       $ 76,314        $18,930
    Net transfers between Sub-Accounts......................      59,089          49,909        216,689         13,669
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................      (9,282)         (3,904)        (7,146)        (1,061)
                                                                --------        --------       --------        -------
  Increase (Decrease) in net assets from contract owner
    transactions............................................    $137,853        $115,170       $285,857        $31,538
                                                                --------        --------       --------        -------
    Increase (Decrease) in net assets.......................    $225,204        $136,214       $475,412        $38,988
NET ASSETS:
  Beginning of year.........................................     136,214          --             41,811          2,823
                                                                --------        --------       --------        -------
  End of year...............................................    $361,418        $136,214       $517,223        $41,811
                                                                ========        ========       ========        =======

                                                                           GSS                   MIS(C)         MMS(E)
                                                                       SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT
                                                              -----------------------------   ------------   ------------
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                              -------------   -------------   ------------   ------------
                                                                  1999            1998            1999           1999
                                                              -------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 16,132        $  8,657        $ --          $   12,356
  Net realized gains (losses)...............................      (1,137)            186             364         --
  Net unrealized gains (losses).............................     (20,658)          6,237          43,002         --
                                                                --------        --------        --------      ----------
      Increase (Decrease) in net assets from operations.....    $ (5,663)       $ 15,080        $ 43,366      $   12,356
                                                                --------        --------        --------      ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $313,310        $165,413        $111,816      $  897,156
    Net transfers between Sub-Accounts......................      23,430          --              84,273         262,777
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................     (13,273)         (7,748)         (4,769)        (11,439)
                                                                --------        --------        --------      ----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................    $323,467        $157,665        $191,320      $1,148,494
                                                                --------        --------        --------      ----------
    Increase (Decrease) in net assets.......................    $317,804        $172,745        $234,686      $1,160,850
NET ASSETS:
  Beginning of year.........................................     329,048         156,303          --             --
                                                                --------        --------        --------      ----------
  End of year...............................................    $646,852        $329,048        $234,686      $1,160,850
                                                                ========        ========        ========      ==========

(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        51                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                 RES(G)                   TRS                   UTS(G)
                                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                              -------------   ----------------------------   ------------
                                                               YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                              -------------   ------------   -------------   ------------
                                                                  1999            1999           1998            1999
                                                              -------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss)..............................     $--           $  195,833      $  64,091       $--
  Net realized gains (losses)...............................          38          (11,756)         4,643           388
  Net unrealized gains (losses).............................       1,570         (144,678)        (6,224)        4,230
                                                                 -------       ----------      ---------       -------
      Increase (Decrease) in net assets from operations.....     $ 1,608       $   39,399      $  62,510       $ 4,618
                                                                 -------       ----------      ---------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................     $12,837       $  872,032      $ 742,106       $54,335
    Net transfers between Sub-Accounts......................           1           96,648       (115,350)       (6,705)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................        (578)         (52,973)       (34,953)       (2,553)
                                                                 -------       ----------      ---------       -------
  Increase (Decrease) in net assets from contract owner
    transactions............................................     $12,260       $  915,707      $ 591,803       $45,077
                                                                 -------       ----------      ---------       -------
    Increase (Decrease) in net assets.......................     $13,868       $  955,106      $ 654,313       $49,695
NET ASSETS:
  Beginning of year.........................................      --              654,313        --             --
                                                                 -------       ----------      ---------       -------
  End of year...............................................     $13,868       $1,609,419      $ 654,313       $49,695
                                                                 =======       ==========      =========       =======

                                                  WGO                            FEI                            FGP
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------   ---------------------------   -----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                     -------------   -------------   ------------   ------------   -------------   -------------
                                         1999            1998            1999           1998           1999            1998
                                     -------------   -------------   ------------   ------------   -------------   -------------
OPERATIONS:
  Net investment income (loss).....   $   53,421       $ 39,888       $   84,128     $      821     $  289,893      $   34,173
  Net realized gains (losses)......       13,086          1,466           21,616         (5,033)        63,936           1,372
  Net unrealized gains (losses)....      881,273         16,998           50,483        122,975      1,138,794         529,196
                                      ----------       --------       ----------     ----------     ----------      ----------
      Increase (Decrease) in net
        assets from operations.....   $  947,780       $ 58,352       $  156,227     $  118,763     $1,492,623      $  564,741
                                      ----------       --------       ----------     ----------     ----------      ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.....   $  743,442       $540,355       $1,800,084     $1,756,032     $2,503,859      $1,547,362
    Net transfers between
      Sub-Accounts.................       20,392          2,700         (445,069)       (58,426)      (100,061)        259,472
    Withdrawals, surrenders,
      annuitizations and contract
      charges......................      (46,986)       (26,751)        (111,858)       (78,355)      (165,490)        (80,050)
                                      ----------       --------       ----------     ----------     ----------      ----------
  Increase (Decrease) in net assets
    from contract owner
    transactions...................   $  716,848       $516,304       $1,243,157     $1,619,251     $2,238,308      $1,726,784
                                      ----------       --------       ----------     ----------     ----------      ----------
    Increase (Decrease) in net
      assets.......................   $1,664,628       $574,656       $1,399,384     $1,738,014     $3,730,931      $2,291,525
NET ASSETS:
  Beginning of year................      780,914        206,258        1,750,918         12,904      2,538,235         246,710
                                      ----------       --------       ----------     ----------     ----------      ----------
  End of year......................   $2,445,542       $780,914       $3,150,302     $1,750,918     $6,269,166      $2,538,235
                                      ==========       ========       ==========     ==========     ==========      ==========

(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        52                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                FHI                            FMM                   FAM(F)
                                                            SUB-ACCOUNT                    SUB-ACCOUNT            SUB-ACCOUNT
                                                    ----------------------------   ----------------------------   ------------
                                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                    -------------   ------------   -------------   ------------   ------------
                                                        1999            1998           1999            1998           1999
                                                    -------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....................    $  16,590       $ --           $  25,843     $    32,102      $--
  Net realized gains (losses).....................       (3,985)          (254)        --              --               (29)
  Net unrealized gains (losses)...................        1,376          1,576         --              --               288
                                                      ---------       --------       ---------     -----------      -------
      Increase (Decrease) in net assets from
        operations................................    $  13,981       $  1,322       $  25,843     $    32,102      $   259
                                                      ---------       --------       ---------     -----------      -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received....................    $  96,271       $ 75,590       $ 243,917     $ 1,495,810      $ 6,389
    Net transfers between Sub-Accounts............     (125,515)        94,193        (187,845)     (1,173,716)       8,929
    Withdrawals, surrenders, annuitizations and
      contract charges............................       (8,324)        (3,669)        (14,221)        (28,796)        (654)
                                                      ---------       --------       ---------     -----------      -------
  Increase (Decrease) in net assets from contract
    owner transactions............................    $ (37,568)      $166,114       $  41,851     $   293,298      $14,664
                                                      ---------       --------       ---------     -----------      -------
    Increase (Decrease) in net assets.............    $ (23,587)      $167,436       $  67,694     $   325,400      $14,923
NET ASSETS:
  Beginning of year...............................      167,436         --             431,101         105,701       --
                                                      ---------       --------       ---------     -----------      -------
  End of year.....................................    $ 143,849       $167,436       $ 498,795     $   431,101      $14,923
                                                      =========       ========       =========     ===========      =======

                                                                FCN                  FIG(A)                  FIP
                                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                    ---------------------------   ------------   ---------------------------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    ------------   ------------   ------------   ------------   ------------
                                                        1999           1998           1999           1999           1998
                                                    ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....................    $ 21,709       $    382       $ --          $   77,078     $   48,449
  Net realized gains (losses).....................      17,346          1,167            (65)        242,668        111,953
  Net unrealized gains (losses)...................     122,915         97,064         (2,155)        976,661        595,373
                                                      --------       --------       --------      ----------     ----------
      Increase (Decrease) in net assets from
        operations................................    $161,970       $ 98,613       $ (2,220)     $1,296,407     $  755,775
                                                      --------       --------       --------      ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received....................    $361,996       $153,403       $216,815      $2,751,116     $2,846,625
    Net transfers between Sub-Accounts............     (41,751)       268,273        233,259        (208,570)       320,272
    Withdrawals, surrenders, annuitizations and
      contract charges............................     (31,364)        (7,846)       (11,100)       (234,696)      (524,138)
                                                      --------       --------       --------      ----------     ----------
  Increase (Decrease) in net assets from contract
    owner transactions............................    $288,881       $413,830       $438,974      $2,307,850     $2,642,759
                                                      --------       --------       --------      ----------     ----------
    Increase (Decrease) in net assets.............    $450,851       $512,443       $436,754      $3,604,257     $3,398,534
NET ASSETS:
  Beginning of year...............................     518,962          6,519         --           4,376,542        978,008
                                                      --------       --------       --------      ----------     ----------
  End of year.....................................    $969,813       $518,962       $436,754      $7,980,799     $4,376,542
                                                      ========       ========       ========      ==========     ==========

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        53                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                NLM                  NMC(G)                  NPP
                                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                    ---------------------------   ------------   ---------------------------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    ------------   ------------   ------------   ------------   ------------
                                                        1999           1998           1999           1999           1998
                                                    ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)....................    $  1,845       $   167        $--           $   33,511     $   97,246
  Net realized gains (losses).....................      (1,283)          506            127          (23,884)       (40,762)
  Net unrealized gains (losses)...................        (489)          399          7,763           74,269        (49,692)
                                                      --------       -------        -------       ----------     ----------
      Increase (Decrease) in net assets from
        operations................................    $     73       $ 1,072        $ 7,890       $   83,896     $    6,792
                                                      --------       -------        -------       ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received....................    $  3,519       $26,898        $36,642       $  568,576     $  829,194
    Net transfers between Sub-Accounts............     (34,632)        2,696         (2,311)        (193,236)        80,931
    Withdrawals, surrenders, annuitizations and
      contract charges............................        (741)       (1,541)        (1,489)         (43,019)       (40,375)
                                                      --------       -------        -------       ----------     ----------
  Increase (Decrease) in net assets from contract
    owner transactions............................    $(31,854)      $28,053        $32,842       $  332,321     $  869,750
                                                      --------       -------        -------       ----------     ----------
    Increase (Decrease) in net assets.............    $(31,781)      $29,125        $40,732       $  416,217     $  876,542
NET ASSETS:
  Beginning of year...............................      31,781         2,656         --            1,000,092        123,550
                                                      --------       -------        -------       ----------     ----------
  End of year.....................................    $ --           $31,781        $40,732       $1,416,309     $1,000,092
                                                      ========       =======        =======       ==========     ==========

                                                 JBP                           JEP                           JSC
                                             SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).....   $   38,128     $  32,711       $ 24,316       $ 19,117       $  8,658       $ 12,274
  Net realized gains (losses)......       (3,212)        7,002          2,929         13,026         (3,046)       (28,111)
  Net unrealized gains (losses)....      (51,685)        6,645         15,268          4,990        120,407        (11,212)
                                      ----------     ---------       --------       --------       --------       --------
      Increase (Decrease) in net
        assets from operations.....   $  (16,769)    $  46,358       $ 42,513       $ 37,133       $126,019       $(27,049)
                                      ----------     ---------       --------       --------       --------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.....   $  874,712     $ 971,373       $155,378       $267,400       $175,595       $281,469
    Net transfers between
      Sub-Accounts.................      (25,002)       42,894        (45,294)       (92,224)      (232,970)        87,065
    Withdrawals, surrenders,
      annuitizations and contract
      charges......................      (48,051)     (366,856)       (10,709)        (8,367)       (16,242)       (14,937)
                                      ----------     ---------       --------       --------       --------       --------
  Increase (Decrease) in net assets
    from contract owner
    transactions...................   $  801,659     $ 647,411       $ 99,375       $166,809       $(73,617)      $353,597
                                      ----------     ---------       --------       --------       --------       --------
    Increase (Decrease) in net
      assets.......................   $  784,890     $ 693,769       $141,888       $203,942       $ 52,402       $326,548
NET ASSETS:
  Beginning of year................      792,983        99,214        203,942         --            326,548         --
                                      ----------     ---------       --------       --------       --------       --------
  End of year......................   $1,577,873     $ 792,983       $345,830       $203,942       $378,950       $326,548
                                      ==========     =========       ========       ========       ========       ========

(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        54                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                          TSF                  DCA(H)         DSC(C)
                                                                      SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT
                                                              ---------------------------   ------------   ------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              ------------   ------------   ------------   ------------
                                                                  1999           1998           1999           1999
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 49,240       $ 22,221       $   716        $ --
  Net realized gains (losses)...............................     (15,425)       (24,809)           35            (979)
  Net unrealized gains (losses).............................     128,581        (21,918)         (177)          6,081
                                                                --------       --------       -------        --------
      Increase (Decrease) in net assets from operations.....    $162,396       $(24,506)      $   574        $  5,102
                                                                --------       --------       -------        --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $305,091       $257,817       $84,406        $ 61,004
    Net transfers between Sub-Accounts......................    (120,364)       189,442            28         (10,803)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................     (23,726)       (17,017)       (9,412)         (1,777)
                                                                --------       --------       -------        --------
  Increase (Decrease) in net assets from contract owner
    transactions............................................    $161,001       $430,242       $75,022        $ 48,424
                                                                --------       --------       -------        --------
    Increase (Decrease) in net assets.......................    $323,397       $405,736       $75,596        $ 53,526
NET ASSETS:
  Beginning of year.........................................     485,561         79,825        --              --
                                                                --------       --------       -------        --------
  End of year...............................................    $808,958       $485,561       $75,596        $ 53,526
                                                                ========       ========       =======        ========

                                                                 DQB(C)         DSI(B)         REI(D)
                                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                              ------------   ------------   ------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              ------------   ------------   ------------
                                                                  1999           1999           1999
                                                              ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 1,154       $   27,435      $  3,752
  Net realized gains (losses)...............................          1             (981)       (1,032)
  Net unrealized gains (losses).............................       (197)         216,897       (11,151)
                                                                -------       ----------      --------
      Increase (Decrease) in net assets from operations.....    $   958       $  243,351      $ (8,431)
                                                                -------       ----------      --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $40,487       $1,676,584      $ 42,160
    Net transfers between Sub-Accounts......................     --              723,185        51,428
    Withdrawals, surrenders, annuitizations and contract
     charges................................................     (1,283)         (40,056)       (1,687)
                                                                -------       ----------      --------
  Increase (Decrease) in net assets from contract owner
    transactions............................................    $39,204       $2,359,713      $ 91,901
                                                                -------       ----------      --------
    Increase (Decrease) in net assets.......................    $40,162       $2,603,064      $ 83,470
NET ASSETS:
  Beginning of year.........................................     --              --             --
                                                                -------       ----------      --------
  End of year...............................................    $40,162       $2,603,064      $ 83,470
                                                                =======       ==========      ========

(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        55                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                 RNA(G)         AVF(F)         SRE(G)
                                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                              ------------   ------------   ------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              ------------   ------------   ------------
                                                                  1999           1999           1999
                                                              ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 1,529        $   772         $  236
  Net realized gains (losses)...............................       (719)            58             (5)
  Net unrealized gains (losses).............................      1,521          3,120           (157)
                                                                -------        -------         ------
      Increase (Decrease) in net assets from operations.....    $ 2,331        $ 3,950         $   74
                                                                -------        -------         ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $24,658        $47,123         $4,497
    Net transfers between Sub-Accounts......................        602         13,399           (113)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................       (901)        (1,935)        --
                                                                -------        -------         ------
  Increase (Decrease) in net assets from contract owner
    transactions............................................    $24,359        $58,587         $4,384
                                                                -------        -------         ------
    Increase (Decrease) in net assets.......................    $26,690        $62,537         $4,458
NET ASSETS:
  Beginning of year.........................................     --             --             --
                                                                -------        -------         ------
  End of year...............................................    $26,690        $62,537         $4,458
                                                                =======        =======         ======

(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

                        56                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Inc. and Sun Capital Advisers Trust. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

                        57                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTSCONTINUED
(3) CONTRACT CHARGES

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC (Deferred Acquisition Cost) tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently 0.0016389% (which is equivalent to an annual rate of 0.60%) for policies in their first ten policy years, 0.0005474% (which is equivalent to an annual rate of 0.20%) for the next ten policy years and 0.0002738% (which is equivalent to an annual rate of 0.10%) for policies in policy years twenty-one and beyond.

                        58                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G
NOTES TO FINANCIAL STATEMENTS -- continued

(4) TRANSACTIONS IN UNITS OUTSTANDING

                                                                                                        UNITS WITHDRAWN,
                                                                                 UNITS TRANSFERRED       SURRENDERED AND
                                    UNITS OUTSTANDING                                 BETWEEN             CANCELED FOR
                                    BEGINNING OF YEAR       UNITS PURCHASED         SUB-ACCOUNTS        CONTRACT CHARGES
                                  ---------------------- --------------------- ---------------------- ---------------------
                                     YEAR       YEAR       YEAR       YEAR       YEAR        YEAR       YEAR       YEAR
                                    ENDED       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED      ENDED
                                   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,
                                  ---------- ----------- --------- ----------- --------- ------------ --------- -----------
SUB-ACCOUNTS                         1999       1998       1999       1998       1999        1998       1999       1998
------------                      ---------- ----------- --------- ----------- --------- ------------ --------- -----------
CAS..............................    10,660      --          6,528      6,564     4,820       4,445       (683)      (349)
EGS..............................     2,838        257       4,390      1,599    13,133       1,067       (389)       (85)
GSS..............................    28,642     14,789      27,845     14,555     2,074       --        (1,179)      (702)
MIS(c)...........................     --         --         10,765     --         8,040       --          (451)     --
MMS(e)...........................     --         --         87,693     --        25,960       --        (1,115)     --
RES(g)...........................     --         --          1,112     --         --          --           (51)     --
TRS..............................    55,937      --         74,038     69,056     8,235     (10,148)    (4,424)    (2,971)
UTS(g)...........................     --         --          4,370     --          (402)      --          (373)     --
WGO..............................    64,502     19,525      57,783     46,090     1,889       1,282     (3,404)    (2,395)
FEI..............................   143,740      1,182     143,020    155,915   (34,888)     (6,554)    (8,647)    (6,803)
FGP..............................   177,748     24,099     158,594    137,491    (6,477)     22,870    (10,431)    (6,712)
FHI..............................    16,457      --          8,913      7,374   (11,529)      9,430       (768)      (347)
FMM..............................    28,692      --         21,693    141,043   (16,561)   (109,762)    (1,246)    (2,589)
FAM(f)...........................     --         --            569     --           733       --           (59)     --
FCN..............................    36,202        591      23,174      9,406    (2,910)     26,828     (2,018)      (623)
FIG(a)...........................     --         --         20,475     --        22,028       --        (1,055)     --
FIP..............................   295,225     84,660     178,054    225,497   (11,909)     24,933    (14,640)   (39,865)
NLM..............................     2,941        257         325      2,523    (3,198)        305        (68)      (144)
NMC(g)...........................     --         --          2,847     --          (395)      --          (115)     --
NPP..............................    90,519     11,653      48,750     76,494   (16,164)      6,112     (3,713)    (3,740)
JBP..............................    69,180      9,348      76,407     89,677    (2,247)      3,925     (4,242)   (33,770)
JEP..............................    16,179      --         11,028     24,048    (3,276)     (7,212)      (787)      (657)
JSC..............................    31,656      --         16,256     27,699   (20,958)      5,298     (1,512)    (1,341)
TSF..............................    49,794      8,289      27,536     27,080   (10,852)     16,159     (2,218)    (1,734)
DCA(h)...........................     --         --          6,907     --         --          --          (772)     --
DSC(c)...........................     --         --          6,511     --        (1,247)      --          (191)     --
DQB(c)...........................     --         --          4,047     --         --          --          (127)     --
DSI(b)...........................     --         --        171,041     --        71,377       --        (3,991)     --
REI(d)...........................     --         --          3,780     --         4,527       --          (158)     --
RNA(g)...........................     --         --          2,358     --            29       --           (86)     --
AVF(f)...........................     --         --          4,390     --         1,104       --          (183)     --
SRE(g)...........................     --         --            494     --         --          --           (13)     --
Unit Activity
From Sponsor Transactions........    10,000     10,000      --         --         --          --         --         --


                                     UNITS OUTSTANDING
                                        END OF YEAR
                                   ---------------------
                                     YEAR       YEAR
                                     ENDED      ENDED
                                   DEC. 31,   DEC. 31,
                                   --------- -----------
SUB-ACCOUNTS                         1999       1998
------------                       --------- -----------
CAS..............................     21,325     10,660
EGS..............................     19,972      2,838
GSS..............................     57,382     28,642
MIS(c)...........................     18,354     --
MMS(e)...........................    112,538     --
RES(g)...........................      1,061     --
TRS..............................    133,786     55,937
UTS(g)...........................      3,595     --
WGO..............................    120,770     64,502
FEI..............................    243,225    143,740
FGP..............................    319,434    177,748
FHI..............................     13,073     16,457
FMM..............................     32,578     28,692
FAM(f)...........................      1,243     --
FCN..............................     54,448     36,202
FIG(a)...........................     41,448     --
FIP..............................    446,730    295,225
NLM..............................     --          2,941
NMC(g)...........................      2,337     --
NPP..............................    119,392     90,519
JBP..............................    139,098     69,180
JEP..............................     23,144     16,179
JSC..............................     25,442     31,656
TSF..............................     64,260     49,794
DCA(h)...........................      6,135     --
DSC(c)...........................      5,073     --
DQB(c)...........................      3,920     --
DSI(b)...........................    238,427     --
REI(d)...........................      8,149     --
RNA(g)...........................      2,301     --
AVF(f)...........................      5,311     --
SRE(g)...........................        481     --
Unit Activity
From Sponsor Transactions........     10,000     10,000

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                        59                            SUN LIFE CORPORATE VUL-SM-

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, Research Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Growth Sub-Account, VIP Equity Income Sub-Account, VIP Growth Sub-Account, VIP High Income Sub-Account, VIP Money Market Sub-Account, VIP II Asset Manager:
Growth Sub-Account, VIP II Contrafund Sub-Account, VIP II Investment Grade Bond Sub-Account, VIP II Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Mid-Cap Growth Sub-Account, Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan Small Company Sub-Account, Templeton Stock Fund: Class 1 Sub-Account, Capital Appreciation Sub-Account, Small Cap Sub-Account, Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Value Sub-Account and Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 10, 2000

                        60                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                                 1999                1998
                                                                 ----                ----
ADMITTED ASSETS
    Bonds                                                     $ 1,221,970         $ 1,763,468
    Common stocks                                                  75,283             128,445
    Mortgage loans on real estate                                 528,911             535,003
    Properties acquired in satisfaction of debt                    15,641              17,207
    Investment real estate                                         79,182              78,021
    Policy loans                                                   40,095              41,944
    Cash and short-term investments                               316,971             265,226
    Other invested assets                                          67,938              64,177
    Investment income due and accrued                              25,303              35,706
    Federal income tax recoverable and interest thereon                --               1,110
    Other assets                                                    5,807               1,928
                                                              -----------         -----------
    General account assets                                      2,377,101           2,932,235
    Separate account assets
      Unitized                                                 15,490,328          11,774,745
      Non-unitized                                              2,080,726           2,195,641
                                                              -----------         -----------
    Total admitted assets                                     $19,948,155         $16,902,621
                                                              ===========         ===========
LIABILITIES
    Aggregate reserve for life policies and contracts         $ 1,153,642         $ 1,216,107
    Supplementary contracts                                         3,182               1,885
    Policy and contract claims                                        962                 369
    Liability for premium and other deposit funds                 564,820           1,000,875
    Surrender values on cancelled policies                             16                   5
    Interest maintenance reserve                                   41,771              40,490
    Commissions to agents due or accrued                            3,253               2,615
    General expenses due or accrued                                14,055               5,932
    Transfers from Separate Accounts due or accrued              (467,619)           (361,863)
    Taxes, licenses and fees due or accrued, excluding FIT            379                 401
    Federal income taxes due or accrued                            89,031              25,019
    Unearned investment income                                         22                  23
    Amounts withheld or retained by company as agent or
      trustee                                                        (442)                529
    Remittances and items not allocated                             1,078               5,176
    Asset valuation reserve                                        44,071              44,392
    Payable to parent, subsidiaries, and affiliates                26,284              30,381
    Payable for securities                                             --                 428
    Other liabilities                                              16,674               9,770
                                                              -----------         -----------
    General account liabilities                                 1,491,179           2,022,534
    Separate account liabilities:
      Unitized                                                 15,489,908          11,774,522
      Non-unitized                                              2,080,726           2,195,641
                                                              -----------         -----------
    Total liabilities                                          19,061,813          15,992,697
                                                              -----------         -----------
CAPITAL STOCK AND SURPLUS
    Common capital stock                                            5,900               5,900
                                                              -----------         -----------
    Surplus notes                                                 565,000             565,000
    Gross paid in and contributed surplus                         199,355             199,355
    Unassigned funds                                              116,087             139,669
                                                              -----------         -----------
    Surplus                                                       880,442             904,024
                                                              -----------         -----------
    Total common capital stock and surplus                        886,342             909,924
                                                              -----------         -----------
    Total liabilities, capital stock and surplus              $19,948,155         $16,902,621
                                                              ===========         ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        61                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                              1999         1998         1997
                                                              ----         ----         ----
INCOME:
    Premiums and annuity considerations                    $   69,492   $  210,198   $  254,066
    Deposit-type funds                                      2,598,265    2,140,604    2,155,297
    Considerations for supplementary contracts without
      life contingencies and dividend accumulations             3,461        2,086        1,615
    Net investment income                                     167,035      184,532      270,249
    Amortization of interest maintenance reserve                3,702        2,282        1,166
    Income from fees associated with investment
      management and administration and contract
      guarantees from Separate Account                        173,417      141,211      109,757
    Net gain from operations from Separate Account                 61           --            5
    Other income                                               24,554       87,364      102,889
                                                           ----------   ----------   ----------
    Total Income                                            3,039,987    2,768,277    2,895,044
                                                           ----------   ----------   ----------
BENEFITS AND EXPENSES:
    Death benefits                                              4,386       15,335       17,284
    Annuity benefits                                          155,387      153,636      148,135
    Disability benefits and benefits under accident and
      health policies                                              --          104          132
    Surrender benefits and other fund withdrawals           2,313,179    1,933,833    1,854,004
    Interest on policy or contract funds                          237         (140)         699
    Payments on supplementary contracts without life
      contingencies and dividend accumulations                  2,345        2,528        1,687

    Increase (decrease) in aggregate reserves for life
      and accident and health policies and contracts          (62,465)    (972,135)     127,278
    Decrease in liability for premium and other deposit
      funds                                                  (436,055)    (449,831)    (447,603)
    Increase (decrease) in reserve for supplementary
      contracts without life contingencies and for
      dividend and coupon accumulations                         1,296         (362)          42
                                                           ----------   ----------   ----------
    Total Benefits                                          1,978,310      682,968    1,701,658
                                                           ----------   ----------   ----------
    Commissions on premiums and annuity considerations
      (direct business only)                                  155,381      137,718      132,700
    Commissions and expense allowances on reinsurance
      assumed                                                      --       13,032       17,951
    General insurance expenses                                 75,046       58,132       46,624
    Insurance taxes, licenses and fees, excluding federal
      income taxes                                              8,710        7,388        8,267
    Increase (decrease) in loading on and cost of
      collection in excess of loading on deferred and
      uncollected premiums                                         --       (1,663)         523
    Net transfers to Separate Accounts                        727,811      722,851      844,130
    Reserve and fund adjustments on reinsurance
      terminated                                                   --    1,017,112           --
                                                           ----------   ----------   ----------
    Total Benefits and Expenses                            $2,945,258   $2,637,538   $2,751,853
                                                           ----------   ----------   ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        62                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF OPERATIONS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                           1999             1998             1997
                                                           ----             ----             ----
  Net gain from operations before dividends to
    policyholders and federal income tax expense         $94,729          $130,739         $143,191
  Dividends to policyholders                                  --            (5,981)          33,316
                                                         -------          --------         --------
  Net gain from operations after dividends to
    policyholders and before federal income tax
    expense                                               94,729           136,720          109,875
  Federal income tax expense, (excluding tax on
    capital gains)                                        24,479            11,713            7,339
                                                         -------          --------         --------
  Net gain from operations after dividends to
    policyholders and federal income taxes and
    before realized capital gains                         70,250           125,007          102,536
  Net realized capital gains less capital gains
    tax and transferred to the Interest
    Maintenance Reserve                                   20,108               394           26,706
                                                         -------          --------         --------
NET INCOME                                               $90,358          $125,401         $129,242
                                                         =======          ========         ========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        63                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                                1999           1998           1997
                                                                ----           ----         --------
Capital and Surplus, Beginning of Year                        $909,924       $832,695       $567,143
                                                              --------       --------       --------
 Net Income                                                     90,358        125,401        129,242
 Change in net unrealized capital gains (losses)               (36,111)          (384)         1,152
 Change in non-admitted assets and related items                 1,715         (1,086)          (463)
 Change in reserve due to change in valuation basis                                --         39,016
 Change in asset valuation reserve                                 320          3,213          6,307
 Surplus (contributed to) withdrawn from Separate
   Accounts during period                                          136             82             --
 Other changes in surplus in Separate Accounts
   Statements                                                       --             10             --
 Change in surplus notes                                            --             --        250,000
 Dividends to stockholders                                     (80,000)       (50,000)      (159,722)
 Aggregate write-ins for gains and (losses) in surplus              --             (7)            20
                                                              --------       --------       --------
 Net change in capital and surplus for the year                (23,582)        77,229        265,552
                                                              --------       --------       --------
Capital and Surplus, End of Year                              $886,342       $909,924       $832,695
                                                              ========       ========       ========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        64                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                                          1999              1998              1997
                                                          ----              ----              ----
Cash Provided by Operations:
 Premiums, annuity considerations and deposit
   funds received                                      $ 2,667,756       $ 2,361,669       $ 2,410,919
 Considerations for supplementary contracts and
   dividend accumulations received                           3,461             2,086             1,615
 Net investment income received                            225,038           236,944           345,279
 Fees associated with investment management,
   administration, and contract guarentees from
   Separate Accounts                                       173,417           141,211                --
 Other income received                                      24,555           111,936           208,223
                                                       -----------       -----------       -----------
Total receipts                                           3,094,227         2,853,846         2,966,036
                                                       -----------       -----------       -----------
 Benefits paid (other than dividends)                    2,474,693         2,107,736         2,020,747
 Insurance expenses and taxes paid (other than
   federal income and capital gains taxes)                 230,744           217,023           203,650
 Net cash transferred to Separate Accounts                 833,567           800,636           895,465
 Dividends paid to policyholders                                --            26,519            28,316
 Federal income tax payments
   (recoveries),(excluding tax on capital gains)           (40,644)           46,965             1,397
 Other--net                                                    237              (138)              698
                                                       -----------       -----------       -----------
Total payments                                           3,498,597         3,198,741         3,150,273
                                                       -----------       -----------       -----------
Net cash used in operations                               (404,370)         (344,895)         (184,237)
                                                       -----------       -----------       -----------
 Proceeds from long-term investments sold,
   matured or repaid (after deducting taxes on
   capital gains (losses) of $(1,768) for 1999,
   $2,038 for 1998, and $750 for 1997)                   1,065,307         1,261,396         1,343,803
 Issuance of surplus notes                                      --                --           250,000
 Other cash provided (used)                                 13,797           (40,529)           71,095
                                                       -----------       -----------       -----------
Total cash provided                                      1,079,104         1,220,867         1,664,898
                                                       -----------       -----------       -----------
Cash Applied:
 Cost of long-term investments acquired                   (484,417)         (967,901)         (773,783)
 Other cash applied                                       (138,572)         (187,263)         (310,519)
                                                       -----------       -----------       -----------
Total cash applied                                        (622,989)       (1,155,164)       (1,084,302)
Net change in cash and short-term investments               51,745          (279,192)          396,359
Cash and short-term investments:
Beginning of year                                          265,226           544,418           148,059
                                                       -----------       -----------       -----------
End of year                                            $   316,971       $   265,226       $   544,418
                                                       ===========       ===========       ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        65                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, and group pension contracts.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), a mutual insurance company.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS

Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are confirmed retrospectively. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through the Interest Maintenance Reserve (IMR). Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans

                        66                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED)
acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities, and general account assets are available to fund liabilities of this account.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, and accrued expense allowances recognized in reserves are receivable from or payable to the general account. Accumulated amounts that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $467,619,000 in 1999 and $361,863,000 in 1998.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory

                        67                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED)
accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES

The Company owns all of the outstanding shares of the following subsidiaries:

Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") is engaged in the sale of individual fixed and variable annuity contracts and group life and group long term disability insurance contracts in the State of New York;

Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), is a registered broker-dealer;

Sun Life Financial Services Limited ("SLFSL"), serves as the marketing administrator for the distribution of the offshore products of SLOC (Bermuda branch), an affiliate;

Sun Benefit Services Company, Inc. ("Sunbesco") receives renewal commissions on a disability product and is currently inactive;

Sun Capital Advisers, Inc. ("Sun Capital") is a registered investment adviser;

Sun Life Finance Corporation ("Sunfinco") is a finance company and currently inactive;

Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1") is a special purpose corporation engaging in activities incidental to securitizing mortgage loans;

Clarendon Insurance Agency, Inc. ("Clarendon") is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates;

Sun Life Information Services Ireland Limited ("SLISL") is an offshore technology services center for affiliates.

On October 29,1999, the Company sold New London Trust F.S.B. ("NLT") to an unaffiliated party for $30,254,000. The Company realized a post tax gain of $13,170,000.

On February 5, 1999, the Company sold Massachusetts Casualty Insurance Company ("MCIC"), a disability insurance company, to an unaffiliated party. The net proceeds of this sale were $33,965,000. The Company realized a post tax gain of $4,900,000.

                        68                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED)
The impact of the sales of NLT and MCIC on continuing operations of the Company is not expected to be material.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS"), a registered investment adviser. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

During 1999, 1998, and 1997, the Company contributed capital in the following amounts to its subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
MCIC                                                          $    --    $    --    $ 2,000
SLFSL                                                           1,000        750      1,000
SPE 97-1                                                           --         --     20,377
Sundisco                                                       19,000     10,000         --
Sun Capital                                                        --        500         --
Clarendon                                                          --         10         --
SLISL                                                              --        502         --

During 1999, 1998, and 1997, the Company received dividends from the following subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
SUN Life (N.Y.)                                               $ 6,500    $ 3,000    $    --
NLT                                                            19,319         --      7,500
MFS                                                                --         --     33,110
SPE 97-1                                                           --        675         --
SUNDISCO                                                           --         --        571

                        69                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED)
Summarized combined financial information of the Company's subsidiaries as of December 31, 1999, 1998 and 1997 and for the years then ended, follows:

                                                                      DECEMBER 31,
                                                         ---------------------------------------
                                                            1999          1998          1997
                                                         -----------   -----------   -----------
                                                                     (IN THOUSANDS)
Assets                                                   $   877,939   $ 1,315,317   $ 1,190,951
Liabilities                                                 (802,656)   (1,186,872)   (1,073,966)
                                                         -----------   -----------   -----------
Total net assets                                         $    75,283   $   128,445   $   116,985
                                                         ===========   ===========   ===========
Total revenues                                           $    82,443   $   222,853   $   750,364
Operating expenses                                           (90,318)     (221,933)     (646,896)
Income tax expense                                             3,249        (1,222)      (43,987)
                                                         -----------   -----------   -----------
Net income (loss)                                        $    (4,626)  $      (302)  $    59,481
                                                         ===========   ===========   ===========

3.  BONDS

Investments in debt securities are as follows:

                                                                   DECEMBER 31, 1999
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                      ----        -----       --------      -----
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities                     $   78,161    $  2,091     $ (2,454)   $   77,798
    States, provinces and political subdivisions       20,428          69          (57)       20,440
    Public utilities                                  181,466       6,854       (5,907)      182,413
    Transportation                                    188,285       7,689       (2,709)      193,265
    Finance                                            88,517       4,631         (518)       92,630
    All other corporate bonds                         665,113      18,353      (17,152)      666,314
                                                   ----------    --------     --------    ----------
        Total long-term bonds                       1,221,970      39,687      (28,797)    1,232,860
                                                   ----------    --------     --------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper                                312,585          --           --       312,585
                                                   ----------    --------     --------    ----------
        Total short-term bonds                        312,585          --           --       312,585
                                                   ----------    --------     --------    ----------
Total bonds                                        $1,534,555    $ 39,687     $(28,797)   $1,545,445
                                                   ==========    ========     ========    ==========

                        70                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED)

                                                                   DECEMBER 31, 1998
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                      ----        -----       --------      -----
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities                     $  140,417    $  7,635      $  (177)   $  147,875
    States, provinces and political subdivisions       16,632       2,219           --        18,851
    Public utilities                                  397,670      38,740         (238)      436,172
    Transportation                                    197,207      22,481          (18)      219,670
    Finance                                           144,958      12,542         (494)      157,006
    All other corporate bonds                         866,584      50,814       (6,419)      910,979
                                                   ----------    --------      -------    ----------
        Total long-term bonds                       1,763,468     134,431       (7,346)    1,890,553
                                                   ----------    --------      -------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper                                 43,400          --           --        43,400
    Affiliates                                        220,000          --           --       220,000
                                                   ----------    --------      -------    ----------
        Total short-term bonds                        263,400          --           --       263,400
                                                   ----------    --------      -------    ----------
Total bonds                                        $2,026,868    $134,431      $(7,346)   $2,153,953
                                                   ==========    ========      =======    ==========

The amortized cost and estimated fair value of bonds at December 31, 1999 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                 DECEMBER 31, 1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                 COST      FAIR VALUE
                                                                 ----      ----------
                                                                  (IN THOUSANDS)
Maturities:
    Due in one year or less                                   $  376,761   $  376,823
    Due after one year through five years                        184,077      182,788
    Due after five years through ten years                       259,042      263,321
    Due after ten years                                          542,678      543,301
                                                              ----------   ----------
                                                               1,362,558    1,366,233
    Mortgage-backed securities                                   171,997      179,212
                                                              ----------   ----------
Total bonds                                                   $1,534,555   $1,545,445
                                                              ==========   ==========

                        71                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED)
Proceeds from sales and maturities of investments in debt securities during 1999, 1998, and 1997 were $740,081,000, $1,016,811,000 and $980,264,000, gross gains were $7,688,000, $17,025,000, and $10,732,000 and gross losses were
$4,477,000, $866,000, and $2,446,000, respectively.

Bonds included above with an amortized cost of approximately $2,604,000, $2,572,000, and $2,578,000 at December 31, 1999, 1998 and 1997, respectively, were on deposit with governmental authorities as required by law.

Excluding investments in U.S. government and agencies securities, the Company is not exposed to significant concentrations of credit risk in its portfolio.

4.  SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities on loan as of December 31, 1999, 1998 or 1997. Income resulting from this program was $20,000, $94,000, and $200,000 for the years ended
December 31, 1999, 1998 and 1997, respectively.

5.  MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999       1998
                                                                ----       ----
                                                                (IN THOUSANDS)
California                                                    $ 72,693   $ 82,397
Massachusetts                                                   38,083     53,528
Michigan                                                        32,941     34,357
New York                                                        22,912     21,190
Ohio                                                            31,914     36,171
Pennsylvania                                                    92,825     93,587
Washington                                                      30,265     36,548
All other                                                      207,278    177,225
                                                              --------   --------
                                                              $528,911   $535,003
                                                              ========   ========

                        72                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

5.  MORTGAGE LOANS (CONTINUED)
The Company has restructured mortgage loans totaling $15,644,000 and $30,743,000 and corresponding allowances for losses of $1,043,000 and $2,120,000 at December 31, 1999 and 1998, respectively.

On December 22, 1999, the Company acquired 28 mortgages from SLOC at a cost of $118,091,637. The Company in turn sold a 90% participation in these 28 plus an additional 11 existing mortgage loans to a third party as part of two mortgage participation agreements, for which the Company received proceeds of $146,974,851.

The Company has outstanding mortgage loan commitments on real estate totaling $2,384,000 and $18,005,000 at December 31, 1999 and 1998, respectively.

6.  INVESTMENT GAINS AND LOSSES

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                                ----       ----       ----
                                                                      (IN THOUSANDS)
Net realized gains (losses):
Bonds                                                         $     70   $ 5,659    $ 2,882
Common stock of affiliates                                      15,290        --     21,195
Common stocks                                                       --        48         --
Mortgage loans                                                     787     2,374      3,837
Real estate                                                       (481)      955      2,912
Other invested assets                                               --    (3,827)      (717)
                                                              --------   -------    -------
Subtotal                                                        15,666     5,209     30,109
Capital gains tax expense (benefit)                             (4,442)    4,815      3,403
                                                              --------   -------    -------
Total                                                         $ 20,108   $   394    $26,706
                                                              ========   =======    =======
Changes in unrealized gains (losses):
Bonds                                                         $ (6,689)  $    --    $    --
Common stock of affiliates                                     (30,966)     (302)    (2,894)
Mortgage loans                                                      83    (1,312)     1,524
Real estate                                                      1,461       403      3,377
Other invested assets                                               --       827       (855)
                                                              --------   -------    -------
Total                                                         $(36,111)  $  (384)   $ 1,152
                                                              ========   =======    =======

Realized capital gains and losses on bonds and mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $4,965,000 in 1999, $8,943,000 in 1998, and $6,321,000 in 1997. All gains and losses are transferred net of applicable income taxes.

                        73                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

7.  NET INVESTMENT INCOME

Net investment income consisted of:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                                ----       ----       ----
                                                                      (IN THOUSANDS)
Interest income from bonds                                    $128,992   $167,436   $188,924
Income from investment in common stock of affiliates            25,819      3,675     41,181
Interest income from mortgage loans                             50,327     53,269     76,073
Real estate investment income                                   15,696     15,932     17,161
Interest income from policy loans                                3,118      2,881      3,582
Other investment income (loss)                                  (1,700)      (641)      (193)
                                                              --------   --------   --------
Gross investment income                                        222,252    242,552    326,728
                                                              --------   --------   --------
Interest on surplus notes and notes payable                    (43,266)   (44,903)   (42,481)
Investment expenses                                            (11,951)   (13,117)   (13,998)
                                                              --------   --------   --------
Net investment income                                         $167,035   $184,532   $270,249
                                                              ========   ========   ========

8.  DERIVATIVES

The Company uses derivative instruments for interest rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates and foreign currency exchange rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and currency and interest rate swap agreements structured as forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1999 and 1998, there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                        74                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

8.  DERIVATIVES (CONTINUED)
The Company's open positions are as follows:

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1999
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps                                   $20,000            $249
Foreign currency swap                                                  648             113

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1998
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps                                   $45,000            $508
Foreign currency swap                                                1,178             263

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

                        75                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

9.  LEVERAGED LEASES (CONTINUED)
The Company's net investment in leveraged leases is composed of the following elements:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                1999           1998
                                                                ----           ----
                                                                  (IN THOUSANDS)
Lease contracts receivable                                    $ 69,766       $ 78,937
Less non-recourse debt                                         (69,749)       (78,920)
                                                              --------       --------
Net receivable                                                      17             17
Estimated residual value of leased assets                       41,150         41,150
Less unearned and deferred income                               (7,808)        (8,932)
                                                              --------       --------
Investment in leveraged leases                                  33,359         32,235
Less fees                                                         (113)          (138)
                                                              --------       --------
Net investment in leveraged leases                            $ 33,246       $ 32,097
                                                              ========       ========

The net investment is included in "Other invested assets" on the balance sheet.

10. REINSURANCE

The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,527,000, $2,128,000 and $1,381,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997, SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, and $37,050,000 for the years ended December 31, 1998 and 1997, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

                        76                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED)
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1999, 1998 and 1997 before the effect of reinsurance transactions with SLOC:

                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------
                                                              1999         1998         1997
                                                              ----         ----         ----
                                                                      (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues          $2,874,513   $2,377,364   $2,340,733
    Net investment income and realized gains                  190,845      187,208      298,120
                                                           ----------   ----------   ----------
    Subtotal                                                3,065,358    2,564,572    2,638,853
                                                           ----------   ----------   ----------
Benefits and Expenses:
    Policyholder benefits                                   2,709,712    2,312,247    2,350,354
    Other expenses                                            239,282      203,238      187,591
                                                           ----------   ----------   ----------
    Subtotal                                                2,948,994    2,515,485    2,537,945
                                                           ----------   ----------   ----------
Income from operations                                     $  116,364   $   49,087   $  100,908
                                                           ==========   ==========   ==========

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $193,000 in 1999, $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997.

During 1999 the Company entered into an agreement with an unrelated company which provides reinsurance on certain fixed group annuity contracts. The net effect of this agreement was to increase income from operations by approximately $3,400,000. Also during 1999, the Company entered into three agreements with two unrelated companies for the purpose of obtaining stop-loss coverage of guaranteed minimum death benefit exposure with respect to the Company's variable annuity business. The net effect of these agreements was to increase income from operations by approximately $157,000.

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                        77                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                 DECEMBER 31, 1999
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                                ------      ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                              $ 2,346,853        13
    At market value                                            15,010,696        81
    At book value less surrender charges (surrender charge
      >5%)                                                         45,722        --
    At book value (minimal or no charge or adjustment)            104,539         1
Not subject to discretionary withdrawal provision               1,015,108         5
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities      $18,522,918       100
                                                              ===========       ===

                                                                 DECEMBER 31, 1998
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                                ------      ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                              $ 2,896,529       19
    At market value                                            11,368,059       73
    At book value less surrender charges (surrender charge
      >5%)                                                         62,404       --
    At book value (minimal or no charge or adjustment)            111,757        1
Not subject to discretionary withdrawal provision               1,055,642        7
                                                              -----------      ---
Total annuity actuarial reserves and deposit liabilities      $15,494,391      100
                                                              ===========      ===

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, retirement plan services and life insurance on an individual basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

The Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

                        78                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

12. SEGMENT INFORMATION (CONTINUED)
The following amounts pertain to the various business segments:

                                                                                     FEDERAL
                                               TOTAL          TOTAL        PRETAX     INCOME       TOTAL
                                              REVENUES    EXPENDITURES*    INCOME      TAX        ASSETS
                                             ----------   -------------   --------   --------   -----------
                                                                     (IN THOUSANDS)
    1999
Protection                                   $   33,236     $   41,030    $ (7,794)  $ (2,661)  $   136,127
Wealth Management                             2,979,450      2,898,158      81,292     18,593    19,015,394
Corporate                                        27,301          6,070      21,231      8,547       796,634
                                             ----------     ----------    --------   --------   -----------
    Total                                    $3,039,987     $2,945,258    $ 94,729   $ 24,479   $19,948,155
                                             ----------     ----------    --------   --------   -----------
      1998
Protection                                   $  229,710     $  144,800    $ 84,910   $ (4,148)  $   199,683
Wealth Management                             2,527,608      2,483,715      43,893     12,486    16,123,905
Corporate                                        10,959          3,042       7,917      3,375       579,033
                                             ----------     ----------    --------   --------   -----------
    Total                                    $2,768,277     $2,631,557    $136,720   $ 11,713   $16,902,621
                                             ----------     ----------    --------   --------   -----------
      1997
Protection                                   $  304,141     $  272,333    $ 31,808   $ 13,825   $ 1,143,697
Wealth Management                             2,533,006      2,507,592      25,414     10,667    14,043,221
Corporate                                        57,897          5,244      52,653    (17,153)      738,439
                                             ----------     ----------    --------   --------   -----------
    Total                                    $2,895,044     $2,785,169    $109,875   $  7,339   $15,925,357
                                             ----------     ----------    --------   --------   -----------

------------------------

* Total expenditures includes dividends to policyholders of $0 for 1999, $(5,981) for 1998, and $33,316 for 1997.

13. RETIREMENT PLANS

The Company participates with SLOC in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount, which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension obligation was $1,914,000, and $1,178,000 at December 31, 1999 and 1998, respectively. The Company's share of net periodic pension cost was $736,000, $586,000, and $146,000 for 1999, 1998 and 1997, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $284,000, $231,000, and $259,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

                        79                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED)
OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

The Company records an accrual of the estimated cost of retiree benefit payments during the years the employee provides services, and amortizes an obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by this method, however the net effect decreased income by $185,000, $95,000, and $117,000, for the years ended December 31, 1999, 1998, and 1997, respectively. The Company's post-retirement health, dental and life insurance benefits currently are not funded.

                        80                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED)
The following table sets forth the change in the pension and other post-retirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                        1999       1998       1999       1998
                                                      --------   --------   --------   --------
                                                                   (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year           $110,792   $ 79,684   $ 10,419   $  9,845
    Service cost                                         5,632      4,506        413        240
    Interest cost                                        6,952      6,452        845        673
    Actuarial loss (gain)                              (21,480)    21,975      1,048        308
    Benefits paid                                       (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Benefit obligation at end of year                     $ 99,520   $110,792   $ 12,217   $ 10,419
                                                      ========   ========   ========   ========
The Company's share:
    Benefit obligation at beginning of year           $  9,125   $  5,094   $    416   $    385
    Benefit obligation at end of year                 $  8,816   $  9,125   $    743   $    416
Change in plan assets:
    Fair value of plan assets at beginning of year    $151,575   $136,610   $     --   $     --
    Actual return on plan assets                         9,072     16,790         --         --
    Employer contribution                                   --         --        508        647
    Benefits paid                                       (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Fair value of plan assets at end of year              $158,271   $151,575   $     --   $     --
                                                      ========   ========   ========   ========
Funded status                                         $ 58,752   $ 40,783   $(12,217)  $(10,419)
Unrecognized net actuarial gain (loss)                 (20,071)    (2,113)     1,469        586
Unrecognized transition obligation (asset)             (22,617)   (24,674)       140        185
Unrecognized prior service cost                          7,081      7,661         --         --
                                                      --------   --------   --------   --------
Prepaid (accrued) benefit cost                        $ 23,145   $ 21,657   $(10,608)  $ (9,648)
                                                      ========   ========   ========   ========
The Company's share of accrued benefit cost           $ (1,914)  $ (1,178)  $   (381)  $   (195)
Weighted-average assumptions as of December 31:
    Discount rate                                        7.50%      6.75%      7.50%      6.75%
    Expected return on plan assets                       8.75%      8.00%        N/A        N/A
    Rate of compensation increase                        4.50%      4.50%        N/A        N/A

                        81                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED)
For measurement purposes, a 10.9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999 (5.6% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                            PENSION BENEFITS       OTHER BENEFITS
                                                             1999       1998       1999       1998
                                                           --------   --------   --------   --------
                                                                        (IN THOUSANDS)
Components of net periodic benefit cost:
    Service cost                                           $  5,632   $ 4,506     $  413     $  240
    Interest cost                                             6,952     6,452        845        673
    Expected return on plan assets                          (12,041)  (10,172)        --         --
    Amortization of transition obligation (asset)            (2,056)   (2,056)        45         45
    Amortization of prior service cost                          580       580         --         --
    Recognized net actuarial (gain) loss                       (554)     (677)       164        (20)
                                                           --------   -------     ------     ------
Net periodic benefit cost                                  $ (1,487)  $(1,367)    $1,467     $  938
                                                           ========   =======     ======     ======
    The Company's share of net periodic benefit cost       $    736   $   586     $  185     $   95
                                                           ========   =======     ======     ======

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                              1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                   INCREASE             DECREASE
                                                              ------------------   ------------------
                                                                          (IN THOUSANDS)
Effect on total of service and interest cost components             $  288              $  (518)
Effect on postretirement benefit obligation                          2,754               (2,279)

                        82                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                               1999
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
ASSETS:
Bonds (including short-term)                     $1,534,555          $1,545,445
Mortgages                                           528,911             526,608
Derivatives                                              --                 362
Other Invested Assets                                67,938              67,938
Policy loans                                         40,095              40,095

LIABILITIES:
Insurance reserves                               $  120,536          $  120,536
Individual annuities                                247,619             238,229
Pension products                                    661,806             665,830

                                                               1998
                                              --------------------------------------
                                              CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                              ---------------   --------------------
                                                          (IN THOUSANDS)
ASSETS:
Bonds (including short-term)                     $2,026,868          $2,153,953
Mortgages                                           535,003             556,143
Derivatives                                              --                 771
Policy loans                                         41,944              41,944

LIABILITIES:
Insurance reserves                               $  121,100          $  121,100
Individual annuities                                274,448             271,849
Pension products                                  1,104,489           1,145,351

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of policy loans approximate carrying amounts.

                        83                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The fair values of derivative financial instruments are estimated using the process described in Note 8.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

15. STATUTORY INVESTMENT VALUATION RESERVES

The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                                                  YEARS ENDED DECEMBER 31,
                                                                 1999                  1998
                                                          -------------------   -------------------
                                                            AVR        IMR        AVR        IMR
                                                            ---        ---        ---        ---
                                                                       (IN THOUSANDS)
Balance, beginning of year                                $44,392    $40,490    $47,605    $33,830
Net realized investment gains, net of tax                   9,950      4,983        256      8,942
Amortization of net investment gains                           --     (3,702)        --     (2,282)
Unrealized investment losses                               (9,705)        --     (6,550)        --
Required by formula                                          (566)        --      3,081         --
                                                          -------    -------    -------    -------
Balance, end of year                                      $44,071    $41,771    $44,392    $40,490
                                                          =======    =======    =======    =======

16. FEDERAL INCOME TAXES

The Company, its subsidiaries and certain other affiliates file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $3,000,000, $48,144,000, and $31,000,000 for the years ended December 31, 1999, 1998 and
1997, respectively.

The Company is currently undergoing an audit by the Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

                        84                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS
A. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

On December 19, 1995, the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

The Company accrued $4,259,000 and $4,259,000 for interest on surplus notes for the years ended December 31, 1999 and 1998, respectively.

The Company expensed $43,266,000, $44,903,000, and $42,481,000 for interest on surplus notes and notes payable for the years ended December 31, 1999, 1998 and 1997, respectively.

On September 28, 1998 a $500,000 note was issued by SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

A $110,000,000 note was issued to the Company by MFS on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company on December 22, 1998 at an interest rate of 5.55% due February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased $200,000,000 of notes from MFS.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997.

On December 31, 1998, the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

                        85                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

B.  STOCKHOLDER DIVIDENDS

The maximum amount of dividends which can be paid by the Company without prior approval of the Insurance Commissioner of the State of Delaware is subject to restrictions relating to statutory surplus. In 1999, a dividend in the amount of $80,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Board of Directors, but did not require approval of the Insurance Commissioner. In 1998, a dividend in the amount of $50,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Insurance Commissioner and the Board of Directors. On December 24, 1997 the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. This dividend was approved by the Insurance Commissioner and the Board of Directors.

C.  SERVICE AGREEMENTS

The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $28,700,000 in 1999, $16,344,000 in 1998, and $15,997,000 in 1997.

The Company leases office space to SLOC under lease agreements with terms expiring in December, 2004 and options to extend the terms for each of twelve successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1999 amounted to approximately $6,943,000.

18. RISK-BASED CAPITAL

Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1999, 1998 and 1997.

19. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred it it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of

                        86                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

19. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED) the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $3,500,000, $3,500,000, and $3,083,000 in 1999, 1998 and 1997, respectively.

20. ACCOUNTING POLICIES AND PRINCIPLES

The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following items. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP. Investments in fixed maturity securities classified as available-for-sale are carried at aggregate fair value with changes in unrealized gains and losses reported net of taxes in a separate component of stockholder's equity for GAAP and generally at amortized cost under statutory accounting practices.

                        87                            SUN LIFE CORPORATE VUL-SM-

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 20 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999 on the basis of accounting described in Notes 1 and 20.

However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

                        88                            SUN LIFE CORPORATE VUL-SM-

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account with respect to a Policy, and the amount of the Loan Account.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the Issue Date.

    APB RIDER--An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

    APB RIDER DEATH BENEFIT--The death benefit under the APB Rider.

    APB RIDER FACE AMOUNT--The amount of APB Rider coverage you request, as specified in your Application, used in determining the Death Benefit.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BASE DEATH BENEFIT--The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

    BUSINESS DAY--Any day that we are open for business.

    CASH SURRENDER VALUE--The Account Value less by the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

    CLASS--The risk, underwriting, and substandard table rating, if any, classification of the insured.

    DAILY RISK PERCENTAGE--The applicable daily rate for deduction of the mortality and expense risk charge.

    DEATH BENEFIT--The sum of the Base Death Benefit and any APB Rider Death Benefit.

    DUE PROOF--Such evidence as we may reasonably require to establish that Policy Proceeds are due and payable.

    EFFECTIVE DATE OF COVERAGE--

    -   Initially, the Investment Start Date;

    - with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

    - with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

    FUND--A mutual fund in which a Sub-Account invests.

    GENERAL ACCOUNT--The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of--

    -   the Issue Date,

    -   the Business Day we approve the application for a Policy, or

    - the Business Day we receive a Premium equal to or in excess of the Minimum Premium.

    ISSUE AGE--The insured's age as of the insured's birthday nearest the Issue Date.

    ISSUE DATE--A date specified in your Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

    LOAN ACCOUNT--An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

    MATURITY--The Anniversary on which the insured's Attained Age is 100.

    MINIMUM PREMIUM--The premium amount due and payable as of the Issue Date, as specified in your Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the insured and the Total Face Amount of the Policy.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the Issue Date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGE--A per Policy deduction made on a monthly basis for administration and other expenses.

    NET PREMIUM--The amount you pay as the premium minus Expense Charges Applied to Premium.

    OUR PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.) (Attn:
Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may specify to you by written notice.

    POLICY DEBT--The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

    POLICY MONTH--A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of this Policy that is payable at the death of the insured prior to Maturity.

    POLICY YEAR--A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

    SALES LOAD REFUND AT SURRENDER--The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender your Policy in the first three Policy Years.

    SEC--Securities and Exchange Commission.

    SERVICE CENTER--Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request, as specified in your Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

    SUB-ACCOUNTS--Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    TARGET PREMIUM--An amount of premium specified as such in your Policy, used to determine our sales load charges.

    TOTAL FACE AMOUNT--The sum of the Specified Face Amount and the APB Rider Face Amount.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--A period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for purposes including the funding of variable insurance benefits payable under the Policy.

                                                                      APPENDIX B

              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS

    The Tables on the following pages illustrate the way in which a Policy's Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

    All Tables illustrate a Policy where the insured is a male, Issue Age 45, in the preferred (non-tobacco) rate class. These illustrations all assume a Total Face Amount of $500,000 and payment of an annual premium of $12,600. Tables 1, 2, 5 and 6 assume a Specified Face Amount of $500,000. Tables 3 and 4 assume a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 1 and 2 are based on guaranteed issue underwriting, Death Benefit Option A, the Cash Value Accumulation Test and a Specified Face Amount of $500,000. Tables 3 and 4 are based on the same assumptions, except that the Total Face Amount reflects a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 5 and 6 are based on full medical underwriting, Death Benefit Option B, the Guideline Premium Test, and a Specified Face Amount of $500,000. Tables 1, 3 and 5 differ from Tables 2, 4 and 6, respectively, only in that Tables 1, 3 and 5 reflect the deduction of current policy charges as outlined below, while Tables 2, 4 and 6 reflect the deduction of policy charges at the guaranteed maximum rates (except that Kentucky policyowners will have higher premium tax deductions than those reflected).

    The Account Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

    The amounts shown for the Death Benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the Tables. These include: Expense Charges Applied to Premium, assuming a premium tax rate of 2% for Tables 1, 3 and 5 and 4% for Tables 2, 4 and 6. The Daily Risk Percentage charged against the Separate Account for mortality and expense risks, at an effective annual rate of 0.60% for the first 10 Policy Years, 0.20% for Policy Years 11 through 20, and 0.10% thereafter for Tables 1, 3 and 5, and 0.90% for all Policy Years for Tables 2, 4 and 6; the Monthly Expense Charge of $13.75 per month for the first Policy Year and $7.50 per month thereafter for Tables 1, 3 and 5, and $13.75 per month for all Policy Years for Tables 2, 4, and 6; and the Monthly Cost of Insurance based on current charges for Tables 1, 3 and 5, and guaranteed charges for Tables 2, 4, and 6.

    The amounts shown in the Tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.7750% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.7750%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the individual prospectus for each Fund for more information on fund expenses.

    The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.37%, 4.60%, and 10.56%, respectively, during the first 10 Policy Years, -0.97%, 5.01%, and 11.00% for Policy Years 11 through 20, and -0.87%, 5.12%, and 11.11%, respectively, thereafter taking into account the current Daily Risk Percentage and the assumed 0.7750% charge for the Funds' advisory fees and operating expenses; and -1.66%, 4.29%, and 10.24%, respectively taking into account the guaranteed Daily Risk Percentage.

    The hypothetical returns shown in the Tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

    The second column of each Table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable Table using any specific set of circumstances. In addition to a Table assuming policy charges at their maximum, we will furnish a Table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES

                                                 HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                                    NET -1.37%                         NET 4.60%
                           PREMIUMS      --------------------------------   --------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   --------
            1               13,230         11,449      10,347    500,000      12,094      10,991    500,000
            2               27,121         21,424      20,321    500,000      23,356      22,253    500,000
            3               41,708         31,103      30,001    500,000      34,976      33,873    500,000
            4               57,023         39,440      39,440    500,000      45,923      45,923    500,000
            5               73,104         48,690      48,690    500,000      58,473      58,473    500,000
            6               89,989         57,772      57,772    500,000      71,568      71,568    500,000
            7              107,719         66,701      66,701    500,000      85,248      85,248    500,000
            8              126,335         76,571      76,571    500,000     100,702     100,702    500,000
            9              145,881         86,263      86,263    500,000     116,844     116,844    500,000
           10              166,406         95,779      95,779    500,000     133,710     133,710    500,000
           11              187,956        105,509     105,509    500,000     151,916     151,916    500,000
           12              210,584        115,049     115,049    500,000     170,984     170,984    500,000
           13              234,343        124,392     124,392    500,000     190,964     190,964    500,000
           14              259,290        133,538     133,538    500,000     211,913     211,913    500,000
           15              285,484        142,529     142,529    500,000     233,929     233,929    500,000
           16              312,989        151,263     151,263    500,000     257,003     257,003    500,000
           17              341,868        159,748     159,748    500,000     281,138     281,138    523,801
           18              372,191        168,000     168,000    500,000     306,283     306,283    556,567
           19              404,031        175,990     175,990    500,000     332,456     332,456    589,511
           20              437,463        183,735     183,735    500,000     359,707     359,707    622,744
       Age 60              285,484        142,529     142,529     500,00     233,929     233,929    500,000
       Age 65              437,463        183,735     183,735    500,000     359,707     359,707    622,744
       Age 70              631,430        219,012     219,012    500,000     515,298     515,298    798,314
       Age 75              878,986        245,382     245,382    500,000     703,275     703,275    988,439

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.56%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             12,739       11,636     500,000
            2             26,365       24,263     500,000
            3             39,166       38,064     500,000
            4             53,222       53,222     500,000
            5             69,936       69,936     500,000
            6             88,396       88,396     500,000
            7            108,807      108,807     500,000
            8            132,609      132,609     500,000
            9            158,936      158,936     500,000
           10            188,068      188,068     500,000
           11            221,176      221,176     500,000
           12            257,870      257,870     547,826
           13            298,378      298,378     616,959
           14            343,085      343,085     690,748
           15            392,465      392,465     769,701
           16            446,884      446,884     854,061
           17            506,854      506,854     944,343
           18            572,949      572,949   1,041,143
           19            645,744      645,744   1,145,032
           20            725,931      725,931   1,256,772
       Age 60            392,465      392,465     769,701
       Age 65            725,931      725,931   1,256,772
       Age 70          1,270,672    1,270,672   1,968,560
       Age 75          2,146,673    2,146,673   3,017,106

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES

                                                 HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                                    NET -1.66%                         NET 4.29%
                           PREMIUMS      --------------------------------   --------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   --------
            1               13,230          9,830       8,278    500,000       9,960       8,858    500,000
            2               27,121         17,380      16,277    500,000      19,058      17,955    500,000
            3               41,708         25,097      23,994    500,000      28,399      27,297    500,000
            4               57,023         31,428      31,428    500,000      36,892      36,892    500,000
            5               73,104         38,566      38,566    500,000      46,738      46,738    500,000
            6               89,989         45,403      45,403    500,000      56,844      56,844    500,000
            7              107,719         51,910      51,910    500,000      67,193      67,193    500,000
            8              126,335         59,160      59,160    500,000      78,938      78,938    500,000
            9              145,881         66,024      66,024    500,000      90,971      90,971    500,000
           10              166,406         72,472      72,472    500,000     103,283     103,283    500,000
           11              187,956         78,494      78,494    500,000     115,889     115,889    500,000
           12              210,584         84,071      84,071    500,000     128,796     128,796    500,000
           13              234,343         89,199      89,199    500,000     142,032     142,032    500,000
           14              259,290         93,862      93,862    500,000     155,620     155,620    500,000
           15              285,484         98,041      98,041    500,000     169,582     169,582    500,000
           16              312,989        101,695     101,695    500,000     183,933     183,933    500,000
           17              341,868        104,775     104,775    500,000     198,687     198,687    500,000
           18              372,191        107,215     107,215    500,000     213,858     213,858    500,000
           19              404,031        108,937     108,937    500,000     229,461     229,461    500,000
           20              437,463        109,862     109,862    500,000     245,529     245,529    500,000
       Age 60              285,484         98,041      98,041    500,000     169,582     169,582    500,000
       Age 65              437,463        109,862     109,862    500,000     245,529     245,529    500,000
       Age 70              631,430         99,847      99,847    500,000     334,921     334,921    518,868
       Age 75              878,986         50,859      50,859    500,000     432,436     432,436    607,780

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.23%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             10,542        9,439     500,000
            2             20,808       19,705     500,000
            3             31,984       30,881     500,000
            4             43,065       43,065     500,000
            5             56,353       56,353     500,000
            6             70,866       70,866     500,000
            7             86,714       86,714     500,000
            8            105,261      105,261     500,000
            9            125,571      125,571     500,000
           10            147,836      147,836     500,000
           11            172,296      172,296     500,000
           12            199,223      199,223     500,000
           13            228,944      228,944     500,000
           14            261,692      261,692     526,877
           15            297,200      297,200     582,868
           16            335,634      335,634     641,446
           17            377,199      377,199     702,777
           18            422,097      422,097     767,019
           19            470,532      470,532     834,347
           20            522,723      522,723     904,967
       Age 60            297,200      297,200     582,868
       Age 65            522,723      522,723     904,967
       Age 70            849,376      849,376   1,315,876
       Age 75          1,312,344    1,312,344   1,844,474

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                    $450,000 APB RIDER SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES

                                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                                    NET -1.37%                          NET 4.60%
                           PREMIUMS      --------------------------------   ---------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT      DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE      BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   ---------
            1               13,230         11,441      10,978    500,000      12,124      11,661      500,000
            2               27,121         22,039      21,576    500,000      24,087      23,624      500,000
            3               41,708         32,336      31,873    500,000      36,443      35,980      500,000
            4               57,023         41,923      41,923    500,000      48,802      48,802      500,000
            5               73,104         51,777      51,777    500,000      62,161      62,161      500,000
            6               89,989         61,456      61,456    500,000      76,106      76,106      500,000
            7              107,719         70,977      70,977    500,000      90,678      90,678      500,000
            8              126,335         80,800      80,800    500,000     106,397     106,397      500,000
            9              145,881         90,447      90,447    500,000     122,819     122,819      500,000
           10              166,406         99,918      99,918    500,000     139,979     139,979      500,000
           11              187,956        109,622     109,622    500,000     158,521     158,521      500,000
           12              210,584        119,137     119,137    500,000     177,946     177,946      500,000
           13              234,343        128,456     128,456    500,000     198,305     198,305      500,000
           14              259,290        137,581     137,581    500,000     219,657     219,657      500,000
           15              285,484        146,551     146,551    500,000     242,100     242,100      500,000
           16              312,989        155,268     155,268    500,000     265,621     265,621      507,640
           17              341,868        163,738     163,738    500,000     290,141     290,141      540,575
           18              372,191        171,977     171,977    500,000     315,687     315,687      573,655
           19              404,031        179,958     179,958    500,000     342,275     342,275      606,922
           20              437,463        187,696     187,696    500,000     369,958     369,958      640,491
       Age 60              285,484        146,551     146,551    500,000     242,100     242,100      500,000
       Age 65              437,463        187,696     187,696    500,000     369,958     369,958      640,491
       Age 70              631,430        223,018     223,018    500,000     528,018     528,018      818,020
       Age 75              878,986        249,581     249,581    500,000     718,940     718,940    1,010,456

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.56%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             12,807       12,344     500,000
            2             26,218       25,754     500,000
            3             40,887       40,424     500,000
            4             56,456       56,456     500,000
            5             74,328       74,328     500,000
            6             93,973       93,973     500,000
            7            115,698      115,698     500,000
            8            140,248      140,248     500,000
            9            167,407      167,407     500,000
           10            197,463      197,463     500,000
           11            231,637      231,637     505,825
           12            269,435      269,435     572,394
           13            311,159      311,159     643,386
           14            357,208      357,208     719,183
           15            408,070      408,070     800,306
           16            464,122      464,122     887,005
           17            525,889      525,889     979,808
           18            593,965      593,965   1,079,332
           19            668,939      668,939   1,186,162
           20            751,527      751,527   1,301,085
       Age 60            408,070      408,070     800,306
       Age 65            751,527      751,527   1,301,085
       Age 70          1,312,581    1,312,581   2,033,486
       Age 75          2,214,778    2,214,778   3,112,827

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                    $450,000 APB RIDER SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES

                                                 HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                                    NET -1.66%                         NET 4.29%
                           PREMIUMS      --------------------------------   --------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   --------
            1               13,230          8,863       8,400    500,000       9,467       9,004    500,000
            2               27,121         16,945      16,482    500,000      18,683      18,220    500,000
            3               41,708         24,725      24,262    500,000      28,135      27,672    500,000
            4               57,023         31,741      31,741    500,000      37,373      37,373    500,000
            5               73,104         38,900      38,900    500,000      47,319      47,319    500,000
            6               89,989         45,734      45,734    500,000      57,520      57,520    500,000
            7              107,719         52,206      52,206    500,000      67,954      67,954    500,000
            8              126,335         58,751      58,751    500,000      79,106      79,106    500,000
            9              145,881         64,872      64,872    500,000      90,501      90,501    500,000
           10              166,406         70,531      70,531    500,000     102,128     102,128    500,000
           11              187,956         75,710      75,710    500,000     113,999     113,999    500,000
           12              210,584         80,382      80,382    500,000     126,121     126,121    500,000
           13              234,343         84,536      84,536    500,000     138,524     138,524    500,000
           14              259,290         88,147      88,147    500,000     151,229     151,229    500,000
           15              285,484         91,183      91,183    500,000     164,259     164,259    500,000
           16              312,989         93,585      93,585    500,000     177,625     177,625    500,000
           17              341,868         95,283      95,283    500,000     191,340     191,340    500,000
           18              372,191         96,183      96,183    500,000     205,415     205,415    500,000
           19              404,031         96,172      96,172    500,000     219,864     219,864    500,000
           20              437,463         95,130      95,130    500,000     234,717     234,717    500,000
       Age 60              285,484         91,183      91,183    500,000     164,259     164,259    500,000
       Age 65              437,463         95,130      95,130    500,000     234,717     234,717    500,000
       Age 70              631,430         69,984      69,984    500,000     317,860     317,860    500,000
       Age 75              878,986              0           0          0     413,588     413,588    581,290

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.23%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             10,073        9,610     500,000
            2             20,497       20,034     500,000
            3             31,841       31,378     500,000
            4             43,747       43,747     500,000
            5             57,243       57,243     500,000
            6             71,996       71,996     500,000
            7             88,125       88,125     500,000
            8            106,298      106,298     500,000
            9            126,229      126,229     500,000
           10            148,122      148,122     500,000
           11            172,240      172,240     500,000
           12            198,883      198,883     500,000
           13            228,418      228,418     500,000
           14            261,107      261,107     525,699
           15            296,563      296,563     581,620
           16            334,943      334,943     640,125
           17            376,449      376,449     701,379
           18            421,283      421,283     765,540
           19            469,649      469,649     832,781
           20            521,766      521,766     903,311
       Age 60            296,563      296,563     581,620
       Age 65            521,766      521,766     903,311
       Age 70            847,958      847,958   1,313,680
       Age 75          1,310,278    1,310,278   1,841,569

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 5
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, MI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                             CURRENT POLICY CHARGES

                                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                                    NET -1.37%                          NET 4.60%
                           PREMIUMS      --------------------------------   ---------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT      DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE      BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   ---------
            1               13,230         11,470      10,367    510,367      12,115      11,012      511,012
            2               27,121         21,478      20,375    520,375      23,410      22,307      522,307
            3               41,708         31,194      30,091    530,091      35,065      33,963      533,962
            4               57,023         39,555      39,555    539,555      46,031      46,031      546,031
            5               73,104         48,788      48,788    548,788      58,550      58,550      558,550
            6               89,989         57,907      57,907    557,907      71,657      71,657      571,657
            7              107,719         66,812      66,812    566,812      85,275      85,275      585,275
            8              126,335         76,593      76,593    576,593     100,580     100,580      600,580
            9              145,881         86,116      86,116    586,116     116,460     116,460      616,460
           10              166,406         95,365      95,365    595,365     132,924     132,924      632,924
           11              187,956        104,717     104,717    604,717     150,550     150,550      650,550
           12              210,584        113,727     113,727    613,727     168,803     168,803      668,803
           13              234,343        122,357     122,357    622,357     187,671     187,671      687,671
           14              259,290        130,574     130,574    630,574     207,147     207,147      707,147
           15              285,484        138,389     138,389    638,389     227,268     227,268      727,268
           16              312,989        145,572     145,572    645,572     247,828     247,828      747,828
           17              341,868        152,285     152,285    652,285     269,008     269,008      769,008
           18              372,191        158,539     158,539    658,539     290,845     290,845      790,845
           19              404,031        164,254     164,254    664,254     313,286     313,286      813,286
           20              437,463        169,447     169,447    669,447     336,374     336,374      836,374
       Age 60              285,484        138,389     138,389    638,389     227,268     227,268      727,268
       Age 65              437,463        169,447     169,447    669,447     336,374     336,374      836,374
       Age 70              631,430        185,988     185,988    685,988     462,038     462,038      962,038
       Age 75              878,986        179,123     179,123    679,123     597,325     597,325    1,097,325

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.56%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             12,760       11,657     511,657
            2             25,420       24,317     524,317
            3             39,253       38,151     538,151
            4             53,320       53,320     553,320
            5             69,984       69,984     569,984
            6             88,421       88,421     588,421
            7            108,711      108,711     608,711
            8            132,268      132,268     632,268
            9            158,182      158,182     658,182
           10            186,682      186,682     686,682
           11            218,864      215,864     718,864
           12            254,323      254,232     754,323
           13            293,376      293,376     793,376
           14            336,378      336,378     836,378
           15            383,773      383,773     883,773
           16            435,797      435,797     935,797
           17            493,123      493,123     993,123
           18            556,341      556,341   1,056,341
           19            626,011      626,011   1,126,011
           20            702,856      702,856   1,202,856
       Age 60            383,773      383,773     883,773
       Age 65            702,856      702,856   1,202,856
       Age 70          1,228,432    1,228,432   1,728,432
       Age 75          2,088,827    2,088,827   2,588,827

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 6
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, MI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                           GUARANTEED POLICY CHARGES

                                                 HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                                             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                                    NET -1.66%                         NET 4.29%
                           PREMIUMS      --------------------------------   --------------------------------
                          PAID PLUS         CASH                               CASH
       POLICY           INTEREST AT 5%   SURRENDER    ACCOUNT     DEATH     SURRENDER    ACCOUNT     DEATH
        YEAR               PER YEAR        VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------------------   --------------   ----------   --------   --------   ----------   --------   --------
            1               13,230          9,337       8,234    508,234       9,914       8,811    508,811
            2               27,121         17,250      16,148    516,148      18,914      17,812    517,812
            3               41,708         24,834      23,731    523,731      28,096      26,994    526,994
            4               57,023         30,981      30,981    530,981      36,355      36,355    536,355
            5               73,104         37,876      37,876    537,876      45,878      45,878    545,878
            6               89,989         44,409      44,409    544,409      55,554      55,554    555,554
            7              107,719         50,540      50,540    550,540      65,344      65,344    565,344
            8              126,335         57,325      57,325    557,325      76,366      76,366    576,366
            9              145,881         63,625      63,625    563,625      87,478      87,478    587,478
           10              166,406         69,399      69,399    569,399      98,632      98,632    598,632
           11              187,956         74,624      74,624    574,624     109,799     109,799    609,799
           12              210,584         79,270      79,270    579,270     120,940     120,940    620,940
           13              234,343         83,327      83,327    583,327     132,032     132,032    632,032
           14              259,290         86,770      86,770    586,770     143,038     143,038    643,038
           15              285,484         89,569      89,569    589,569     153,913     153,913    653,913
           16              312,989         91,669      91,669    591,669     164,584     164,584    664,584
           17              341,868         93,008      93,008    593,008     174,966     174,966    674,966
           18              372,191         93,504      93,504    593,504     184,950     184,950    684,950
           19              404,031         93,060      93,060    593,060     194,405     194,405    694,405
           20              437,463         91,588      91,588    591,588     203,201     203,201    703,201
       Age 60              285,484         89,569      89,569    589,569     153,913     153,913    653,913
       Age 65              437,463         91,588      91,588    591,588     203,201     203,201    703,201
       Age 70              631,430         66,350      66,350    566,350     232,949     232,949    732,949
       Age 75              878,986            346         346    500,346     220,786     220,786    720,786

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                                   NET 10.23%
                       ----------------------------------
                          CASH
       POLICY          SURRENDER     ACCOUNT      DEATH
        YEAR             VALUE        VALUE      BENEFIT
---------------------  ----------   ---------   ---------
            1             10,493        9,390     509,390
            2             20,650       19,547     519,547
            3             31,637       30,535     530,535
            4             42,427       42,427     542,427
            5             55,289       55,289     555,289
            6             69,207       69,207     569,207
            7             84,239       84,239     585,239
            8            101,679      101,679     601,679
            9            120,512      120,512     620,512
           10            140,826      140,826     640,826
           11            162,742      162,742     662,742
           12            186,382      186,382     686,382
           13            211,901      211,901     711,901
           14            239,456      239,456     739,456
           15            269,211      269,211     769,211
           16            301,324      301,324     801,324
           17            335,958      335,958     835,958
           18            373,270      373,270     873,270
           19            413,419      413,419     913,419
           20            456,584      456,584     956,584
       Age 60            269,211      269,211     769,211
       Age 65            456,584      456,584     956,584
       Age 70            726,020      726,020   1,226,020
       Age 75          1,108,825    1,108,825   1,608,825

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    A complete copy of the registration statement, of which this prospectus is a part, as well as additional information about us, the Policy, the Variable Account and the underlying Funds which may be of interest to you, is available on the SEC's Internet Web site (http//www.sec.gov). You may also review and copy this information at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information about the operation of the Public Reference Room. In addition, you may obtain copies of this information, upon payment of a fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                       PART II

                             UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Assurance Company of Canada (U.S.).

                            UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                          CONTENTS OF REGISTRATION STATEMENT

     This registration statement comprises the following papers and documents:

          The facing sheet.

          The prospectus consisting of 104 pages.

          The Undertaking to File reports.

          Representation of Reasonableness of Fees.

          The Rule 484 Undertaking.

          The signatures.

          Written consents of the following persons:

               Roy P. Creedon, Assistant Vice President and Senior Counsel
                    (Exhibit 2)
               John E. Coleman, FSA, MAAA (Exhibit 6)
               Deloitte & Touche LLP, Independent Public Accountants (Exhibit 7)

          The following exhibits:

1.A. (1) Resolution of Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account
                 G (1)

     (2)         Not Applicable

     (3)(a)      Principal Underwriting Agreement (2)

     (3)(b)      Form of Selling Agreements

     (3)(c)      Schedule of Sales Commissions

     (4)         Not Applicable

     (5)(a)      Form of Flexible Premium Variable Universal Life Insurance
                 Policy (3)

     (5)(b)      Form of Additional Protection Benefit Rider (APB Rider) (3)

     (6)(a) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (4)

     (6)(b)      Bylaws of Sun Life Assurance Company of Canada (U.S.) (4)

     (7)         Not Applicable.

     (8)(a)(i) Participation Agreement, dated as of February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (8)


     (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (8)

     (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
                 Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (8)


     (8)(b)(i) Form of Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (8)


     (8)(b)(ii) Amendment No. 1, effective May 1, 1999, to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.). (8)

     (8)(c) Participation Agreement, dated as of April 20, 1998, by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Sun Life of Canada (U.S.) (8)

     (8)(d)(i)   Other Participation Agreements (3)

     (8)(d)(ii) Addendum dated as of May 1, 2000 to Fund Participation Agreement December 5, 1996, among Sun Life Assurance Company of Canada (U.S.), Neuberger Berman Advisers Management Trust, Advisers Management Trust, and Neuberger Berman Management Inc.

     (8)(e) Form of Participation Agreement, dated as of May 1, 2000 by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.)

     (9)         Not Applicable.

     (10) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (3)

     (11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures (5)


2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.   None

4.   Not Applicable

5.   Not Applicable

6.   Opinion and Consent of Actuary

7.   Consent of Deloitte & Touche LLP, Independent Public Accountants

8. (a) Powers of Attorney (Incorporated by reference to the Registration Statement on Form S-6 File No. 333-94359, filed January 10, 2000);

     (b) Power of Attorney of William W. Stinson;



9.   Representation of Counsel Pursuant to Rule 485(b).
____________

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.


(4) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.


(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, filed with the Securities and Exchange Commission on February 16, 1999.


(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 1997.


(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.


(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the town of Wellesley, and the Commonwealth of Massachusetts on the 25th day of April, 2000.

                               SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
                               (Registrant)


                               By:  SUN LIFE ASSURANCE COMPANY OF
                                    CANADA (U.S.)
                                    (Depositor)


                               By:  /s/ James A. McNulty, III
                                    ------------------------------------
                                    James A. McNulty, III, President

Attest:   /s/ Ellen B. King
          ------------------------
          Ellen B. King, Secretary

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

/s/ James A. McNulty, III     President and Director
---------------------------   (Principal Executive Officer)                 April 25, 2000
    James A. McNulty


/s/ Davey Scoon               Vice President, Finance and Treasurer
---------------------------   (Principal Financial & Accounting Officer)    April 25, 2000
    Davey Scoon


* /s/ Donald A. Stewart       Chairman and Director
----------------------------
      Donald A. Stewart


*  /s/ C. James Prieur        Vice Chairman and Director
----------------------------
       C. James Prieur

* /s/ Richard B. Bailey       Director
----------------------------
      Richard B. Bailey


* /s/ Gregory W. Gee          Director
----------------------------
      Gregory W. Gee


* /s/ David D. Horn           Director
----------------------------
      David D. Horn


* /s/ Angus A. MacNaughton    Director
----------------------------
      Angus A. MacNaughton


* /s/ S. Caesar Raboy         Director
----------------------------
      S. Caesar Raboy


** /s/ William W. Stinson     Director
----------------------------
       William W. Stinson


By:   /s/ Ellen B. King
      -------------------------------                       April 25, 2000
      Ellen B. King, Attorney-in-Fact

* By Ellen B. King pursuant to Powers of Attorney filed with the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on form S-6,
     File No. 333-94359 filed with the Securities and Exchange Commission on January 10, 2000.

** By Ellen B. King pursuant to Power of Attorney filed with this Registration Statement.